SEC. File Nos.  033-06180
811-04694

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 32
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 34
____________

THE AMERICAN FUNDS TAX-EXEMPT SERIES II
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________

KIMBERLY S. VERDICK, Secretary
The American Funds Tax-Exempt Series II
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)
____________

Copies to:
Michael Glazer
BINGHAM McCUTCHEN LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California  90071-3106
(Counsel for the Registrant)
____________

Approximate date of proposed public offering:
It is proposed that this filing become effective on November 1, 2009, pursuant to paragraph (a) of rule 485.

..


[logo - American Funds /(R)/]                The right choice for the long term/(R)/

The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/
American Funds Short-Term Tax-Exempt Bond Fund/SM/

                                                  TICKER
                              -------------------------------------------------

                              CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2

TAX-EXEMPT BOND FUND OF        AFTEX    TEBFX    TEBCX     AFTFX       TEAFX
AMERICA ....................
AMERICAN HIGH-INCOME           AMHIX    ABHMX    AHICX     ABHFX       AHMFX
MUNICIPAL BOND FUND ........
LIMITED TERM TAX-EXEMPT BOND   LTEBX    LTXBX    LTXCX     LTXFX       LTEFX
FUND OF AMERICA.............
TAX-EXEMPT FUND OF             TAFTX    TECBX    TECCX     TECFX       TEFEX
CALIFORNIA..................
AMERICAN FUNDS SHORT-TERM      ASTEX     N/A      N/A      FSTTX       ASTFX
TAX-EXEMPT BOND FUND........

 PROSPECTUS

 November 1, 2009

TABLE OF CONTENTS

 x   Summaries
     Tax-Exempt Bond Fund of America
     American High-Income Municipal Bond Fund
     Limited Term Tax-Exempt Bond Fund of America
     Tax-Exempt Fund of California
     American Funds Short-Term Tax-Exempt Bond Fund
 x   Tax Information
 x   Financial intermediary compensation
 x   Investment objectives, strategies and risks
 x   Management and organization
 x   Shareholder information
 x   Choosing a share class
 x   Purchase and exchange of shares
 x   Sales charges
 x   Sales charge reductions and waivers
 x   Rollovers from retirement plans to IRAs
 x   Plans of distribution
 x   Other compensation to dealers
 x   How to sell shares
 x   Distributions and taxes
 x   Financial highlights
 x   Appendix

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


The Tax-Exempt Bond Fund of America

Investment objective

The fund's investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on X of the fund's prospectus and on X of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
                                                      SHARE CLASSES
                                                ----------------------------
                                                  A      B      C       F
----------------------------------------------------------------------------

 Maximum sales charge (load) imposed on         3.75%   none   none    none
 purchases (as a percentage of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  5.00%  1.00%    none
 (as a percentage of the amount redeemed)        none
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          none   none   none    none
 reinvested dividends
----------------------------------------------------------------------------
 Redemption or exchange fees                     none   none   none    none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
---------------------------------------------------SHARE CLASSES---------------

                                       --A-------B-------C------F-1------F-2---

-------------------------------------------------------------------------------

 Management fees
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1)
 fees
-------------------------------------------------------------------------------
 Other expenses

-------------------------------------------------------------------------------
 Total annual fund operating expenses

                                           Tax-exempt income funds / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that each fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A

---------------------------------------------------------------------
 B

---------------------------------------------------------------------
 C

---------------------------------------------------------------------
 F-1

---------------------------------------------------------------------
 F-2

---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B

---------------------------------------------------------------------
 C

---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was X% of the average value of its portfolio.

Tax-exempt income funds / Prospectus


Principal investment strategies

The fund seeks to achieve its objective by investing primarily in municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests substantially in debt securities rated A- or better by Standard & Poor's Corporation or A3 or better by Moody's Investors Service, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated Ba1 or below and
BB+ or below) or unrated but determined by the fund's investment adviser to be of equivalent quality.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                           Tax-exempt income funds / Prospectus

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Tax-exempt income funds / Prospectus


Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on earlier pages shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  -2.31%
2000   9.69
2001   5.57
2002   8.44
2003   5.18
2004   4.37
2005   3.35
2006   4.76
2007   1.72
2008  -7.10

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                 4.09%  (quarter ended September 30, 2002)
LOWEST                 -1.83%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2009, was X.XX%.

                                           Tax-exempt income funds / Prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              10/3/79

 - After taxes on
 distributions
 - After taxes on distributions and sale of
 fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                               3/15/00

-------------------------------------------------------------------------
 C                               3/15/01

-------------------------------------------------------------------------
 F-1                             3/15/01

-------------------------------------------------------------------------

 INDEXES/1/ (before taxes)         1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Bond
Index
 (formerly Lehman Brothers Municipal
Bond Index)
 Lipper General Municipal Debt
Funds Average
 Class A annualized 30-day yield at August 31, 2009: x.xx%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 The Barclays Capital Municipal Bond Index  (formerly Lehman Brothers Municipal
 Bond Index)is a gauge of the long-term  tax-exempt bond market and reflects a portion of the fixed income securities in  which the fund may invest. Lipper General
 Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives which are  reasonably comparable to the fund's objective.
 See page X of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares, after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Tax-exempt income funds / Prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the funds, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 BRENDA S. ELLERIN            10 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 NEIL L. LANGBERG             29 years         Senior Vice President - Fixed
 President and Director                        Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 KARL J. ZEILE                 5 years         Senior Vice President - Fixed
                                               Income, Capital Research and
                                               Management Company

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
---------------------------------------------------------

 TO ESTABLISH AN ACCOUNT                           $250
 TO ADD TO AN ACCOUNT                                50

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company, telephoning (800/421-0180) or faxing
American Funds Service Company or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled "Tax information" and "Payments to broker-dealers and other financial intermediaries" on pages X and X, respectively.

                                           Tax-exempt income funds / Prospectus

American High-Income Municipal Bond Fund

Investment objective

The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on X prospectus and on X of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
                                                      SHARE CLASSES
                                                ----------------------------
                                                  A      B      C       F
----------------------------------------------------------------------------

 Maximum sales charge (load) imposed on         3.75%   none   none    none
 purchases (as a percentage of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  5.00%  1.00%    none
 (as a percentage of the amount redeemed)        none
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          none   none   none    none
 reinvested dividends
----------------------------------------------------------------------------
 Redemption or exchange fees                     none   none   none    none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
---------------------------------------------------SHARE CLASSES---------------

                                       --A-------B-------C------F-1------F-2---

-------------------------------------------------------------------------------

 Management fees

-------------------------------------------------------------------------------
 Distribution and/or service (12b-1)
 fees
-------------------------------------------------------------------------------
 Other expenses

-------------------------------------------------------------------------------
 Total annual fund operating expenses

Tax-exempt income funds / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that each fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A

---------------------------------------------------------------------
 B

---------------------------------------------------------------------
 C

---------------------------------------------------------------------
 F-1

---------------------------------------------------------------------
 F-2

---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B

---------------------------------------------------------------------
 C

---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was X% of the average value of its portfolio.

                                           Tax-exempt income funds / Prospectus

Principal investment strategies

In seeking to achieve its objective, the fund invests primarily in municipal bonds. The fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income in seeking to achieve its objective.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests a significant portion of its portfolio in municipal bonds rated BBB+ or below or Baa1 or below or unrated but determined by the fund's investment adviser to be of equivalent quality.

In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type. This may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       10

Tax-exempt income funds / Prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       11

                                           Tax-exempt income funds / Prospectus

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on earlier pages shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  -2.31%
2000   7.31
2001   6.22
2002   6.24
2003   6.24
2004   5.66
2005   4.68
2006   6.38
2007  -0.81
2008 -19.40

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                  3.12%  (quarter ended September 30, 2004)
LOWEST                  -1.40%  (quarter ended December 31, 1999)

The fund's total return for the nine months ended September 30, 2009, was X.XX%.

                                       12

Tax-exempt income funds / Prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              9/26/94

 - After taxes on
 distributions
 - After taxes on distributions and sale of
 fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                               3/15/00

-------------------------------------------------------------------------
 C                               3/15/01

-------------------------------------------------------------------------
 F-1                             3/19/01

-------------------------------------------------------------------------

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Bond
Index
 (formerly Lehman Brothers Municipal
Bond Index)
 Lipper High Yield Municipal Debt
Funds Average
 Class A annualized 30-day yield at July 31, 2008: x.xx%
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 The Barclays Capital Municipal Bond Index  (formerly Lehman Brothers Municipal
 Bond Index)is a gauge of the long-term  tax-exempt bond market and reflects a portion of the fixed income securities in which the fund may invest.
 Lipper High Yield Municipal Debt Funds Average includes the fund and other funds which disclose investment objectives that are reasonably comparable to the fund's objective. See page X of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares, after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       13

                                           Tax-exempt income funds / Prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the funds, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 BRENDA S. ELLERIN            10 years         Senior Vice President - Fixed
 Vice President                                Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 NEIL L. LANGBERG             14 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 EDWARD B. NAHMIAS             2 years         Senior Vice President - Fixed
 Vice President                                Income, Capital Research Company
-------------------------------------------------------------------------------
 KARL J. ZEILE                 4 years         Senior Vice President - Fixed
 Executive Vice                                Income, Capital Research and
 President                                     Management Company

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all class shares)
---------------------------------------------------------

 TO ESTABLISH AN ACCOUNT                           $250
 TO ADD TO AN ACCOUNT                                50

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company, telephoning (800/421-0180) or faxing
American Funds Service Company or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled "Tax information" and "Payments to broker-dealers and other financial intermediaries" on pages X and X, respectively.

                                       14

Tax-exempt income funds / Prospectus


Limited Term Tax-Exempt Bond Fund of America

Investment objective

The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its stated maturity and quality standards and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on X prospectus and on X of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
                                                      SHARE CLASSES
                                                ----------------------------
                                                  A      B      C       F
----------------------------------------------------------------------------

 Maximum sales charge (load) imposed on         2.50%   none   none    none
 purchases (as a percentage of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  5.00%  1.00%    none
 (as a percentage of the amount redeemed)        none
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          none   none   none    none
 reinvested dividends
----------------------------------------------------------------------------
 Redemption or exchange fees                     none   none   none    none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
---------------------------------------------------SHARE CLASSES---------------

                                       --A-------B-------C------F-1------F-2---

-------------------------------------------------------------------------------

 Management fees
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1)
 fees
-------------------------------------------------------------------------------
 Other expenses
-------------------------------------------------------------------------------
 Total annual fund operating expenses

                                       15

                                           Tax-exempt income funds / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that each fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A

---------------------------------------------------------------------
 B

---------------------------------------------------------------------
 C

---------------------------------------------------------------------
 F-1

---------------------------------------------------------------------
 F-2

---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B

---------------------------------------------------------------------
 C

---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was X% of the average value of its portfolio.

                                       16

Tax-exempt income funds / Prospectus


Principal investment strategies

The fund invests primarily in municipal bonds. The dollar-weighted average maturity of the fund's portfolio is between three and 10 years. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund invests primarily in municipal bonds with quality ratings of A- or better or A3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of BBB and Baa or unrated but determined by the fund's investment adviser to be of equivalent quality.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       17

                                           Tax-exempt income funds / Prospectus

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

                                       18

Tax-exempt income funds / Prospectus


Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on earlier pages shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  -0.60%
2000   7.45
2001   5.24
2002   7.81
2003   4.28
2004   2.77
2005   1.57
2006   3.61
2007   3.24
2008  -1.31

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                 3.50%  (quarter ended September 30, 2002)
LOWEST                 -2.06%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2009, was X.XX%.

                                       19

                                           Tax-exempt income funds / Prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              10/6/93

 - After taxes on
 distributions
 - After taxes on distributions and sale of
 fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                               3/15/00

-------------------------------------------------------------------------
 C                               3/15/01

-------------------------------------------------------------------------
 F-1                             3/15/01

-------------------------------------------------------------------------

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital (7-Year) Municipal
Bond Index
 (formerly Lehman Brothers (7-Year)
Municipal Bond Index)
 Lipper Intermediate Municipal Debt
Funds Average
 Class A annualized 30-day yield at July 31, 2008: x.xx%
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 The Barclays Capital (7-Year) Municipal Bond Index (formerly Lehman Brothers
 (7-Year) Municipal Bond Index)is a market-value-weighted index which represents a portion of the fixed income securities in which the fund may invest.
 Lipper Intermediate Municipal Debt Funds Average includes the fund and other  funds that disclose investment objectives that are reasonably comparable to the fund's objective. See page X of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares, after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       20

Tax-exempt income funds / Prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the funds, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 BRENDA S. ELLERIN            12 years         Senior Vice President - Fixed
 President and Trustee                         Income,
                                               Capital Research and Management
                                               Company
 NEIL L. LANGBERG             15 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all class shares)
---------------------------------------------------------

 TO ESTABLISH AN ACCOUNT                           $250
 TO ADD TO AN ACCOUNT                                50

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company, telephoning (800/421-0180) or faxing
American Funds Service Company or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled "Tax information" and "Payments to broker-dealers and other financial intermediaries" on pages X and X, respectively.

                                       21

                                           Tax-exempt income funds / Prospectus

The Tax-Exempt Fund of California

Investment objectives

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on X prospectus and on X of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
                                                      SHARE CLASSES
                                                ----------------------------
                                                  A      B      C       F
----------------------------------------------------------------------------

 Maximum sales charge (load) imposed on         3.75%   none   none    none
 purchases (as a percentage of offering price)
----------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  5.00%  1.00%    none
 (as a percentage of the amount redeemed)        none
----------------------------------------------------------------------------
 Maximum sales charge (load) imposed on          none   none   none    none
 reinvested dividends
----------------------------------------------------------------------------
 Redemption or exchange fees                     none   none   none    none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
---------------------------------------------------SHARE CLASSES---------------

                                       --A-------B-------C------F-1------F-2---

-------------------------------------------------------------------------------

 Management fees
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1)
 fees
-------------------------------------------------------------------------------
 Other expenses
-------------------------------------------------------------------------------
 Total annual fund operating expenses

-------------------------------------------------------------------------------

                                       22

Tax-exempt income funds / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that each fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A

---------------------------------------------------------------------
 B

---------------------------------------------------------------------
 C

---------------------------------------------------------------------
 F-1

---------------------------------------------------------------------
 F-2

---------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B

---------------------------------------------------------------------
 C

---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was X% of the average value of its portfolio.

                                       23

                                           Tax-exempt income funds / Prospectus

Principal investment strategies

The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California, its agencies and its municipalities.
Consistent with the fund's objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below or unrated but determined by the fund's investment adviser to be of equivalent quality.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       24

Tax-exempt income funds / Prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Because the fund invests in securities of issuers within the state of
California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. See the appendix in this prospectus for credit rating descriptions.

                                       25

                                           Tax-exempt income funds / Prospectus

The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on earlier pages shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  -1.97%
2000  11.29
2001   3.83
2002   8.13
2003   4.83
2004   4.62
2005   3.82
2006   4.90
2007   0.35
2008 -12.05

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   4.85%  (quarter ended September 30, 2002)
LOWEST                   -2.01%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2009, was X.XX%.

                                       26

Tax-exempt income funds / Prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              10/28/86

 - After taxes on
 distributions
 - After taxes on distributions and sale of
 fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                               3/15/00
-------------------------------------------------------------------------
 C                               3/19/01
-------------------------------------------------------------------------
 F-1                             3/20/01
-------------------------------------------------------------------------

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Bond
Index
 (formerly Lehman Brothers Municipal
Bond Index)
 Lipper California Municipal Debt
Funds Average
 Class A annualized 30-day yield at August 31, 2009: x.xx%
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 The Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal
 Bond Index)is a gauge of the long-term tax-exempt bond market and reflects a portion of the fixed income securities in which the fund may invest.
 Lipper California Municipal Debt Funds Average includes the fund and other funds which disclose investment objectives that are reasonably comparable to the fund's primary objective. See page X of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares, after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       27

                                           Tax-exempt income funds / Prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the funds, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund is:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 NEIL L. LANGBERG             22 years         Senior Vice President - Fixed
 Senior Vice President                         Income,
                                               Capital Research and Management
                                               Company
 EDWARD B. NAHMIAS            10 years         Senior Vice President - Fixed
 Vice President                                Income, Capital Research Company
 KARL J. ZEILE                 5 years         Senior Vice President - Fixed
                                               Income, Capital Research and
                                               Management Company

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all class shares)
--------------------------------------------------------

 TO ESTABLISH AN ACCOUNT                         $1,000
 TO ADD TO AN ACCOUNT                                50

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company, telephoning (800/421-0180) or faxing
American Funds Service Company or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled "Tax information" and "Payments to broker-dealers and other financial intermediaries" on pages X and X, respectively.

                                       28

Tax-exempt income funds / Prospectus


American Funds Short-Term Tax-Exempt
Bond Fund (formerly The Tax-Exempt Money Fund of America)

Investment objectives

The fund's investment objective is to provide you with current income exempt from regular federal income tax, consistent with its stated maturity and quality standards, and to preserve capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on X prospectus and on X of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your investment)

---------------------------------------------------------SHARE CLASSES---------

                                                   -----------------F-1 AND----
                                                        A             F-2

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed                  2.50%           none
 on purchases (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)                  none           none
 (as a percentage of the amount redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on                none           none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees                           none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-----------------------------------------------------SHARE CLASSES-------------

                                           ----A----------F-1----------F-2-----

-------------------------------------------------------------------------------

 Management fees

-------------------------------------------------------------------------------
 Distribution and/or service (12b-1)
 fees/*/
-------------------------------------------------------------------------------
 Other expenses/*/

-------------------------------------------------------------------------------
 Total annual fund operating expenses

                                       29

                                           Tax-exempt income funds / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that each fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A

---------------------------------------------------------------------
 F-1

---------------------------------------------------------------------
 F-2

---------------------------------------------------------------------

* Because the fund was previously a money market fund and its expenses are not representative of a short-term tax-exempt bond fund, other expenses and 12b-1 fees are based on estimates for the current fiscal year.

PORTFOLIO TURNOVER

The funds pay transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the funds' investment results. During the funds' most recent fiscal year it was a money market fund and was not required to disclose its portfolio turnover rate.

                                       30

Tax-exempt income funds / Prospectus


Principal investment strategies

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may, however, invest up to 20% of its assets in securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion of the distributions may be included in determining a shareholder's federal alternative minimum tax. The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of
A- or better or A3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                       31

                                           Tax-exempt income funds / Prospectus

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

The values of, and the income generated by, most debt securities held by the funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

The fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

                                       32

Tax-exempt income funds / Prospectus


Investment results

The bar chart below shows how the funds' investment results have varied from year to year, and the tables on earlier pages shows how the funds' average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the funds. The results for the years shown reflect the operation of the fund as a money market fund prior to its conversion to a short-term tax-exempt bond fund. The fund's expenses were lower as a money market fund than estimated for the fund as a short-term bond fund. Past results (before and after taxes) are not predictive of future results. Updated information on the funds'
results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

1999  2.60%
2000  3.50
2001  2.35
2002  0.89
2003  0.46
2004  0.66
2005  1.93
2006  2.95
2007  3.18
2008  1.54

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST              4.09%  (quarter ended September 30, 2002)
LOWEST              -1.83%  (quarter ended June 30, 2004)

The fund's total return for the nine months ended September 30, 2009, was X.XX%.

                                       33

                                           Tax-exempt income funds / Prospectus

The Investment Results table below reflects the fund's investment results as a money market fund without any initial or contingent deferred sales charges.
Investment results include the fund's results as a money market fund through the date of its conversion (August 7, 2009) to a short-term tax-exempt bond fund, and therefore are not representative of the fund's results if it were operated as a short-term tax-exempt bond fund during the period shown.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008:
 SHARE CLASS               INCEPTION DATE    1 YEAR  5 YEARS  10 YEARS   LIFETIME
----------------------------------------------------------------------------------

 A - Before taxes            10/24/89

 - After taxes on
 distributions
 - After taxes on distributions and sale of
 fund shares

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Short 1-5
Years Index
 Lipper Short Municipal Debt Funds
Average
 Class A annualized 30-day yield at July 31, 2009: x.xx%
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 The Barclays Capital Municipal Short 1-5 Years Index reflects the market sectors in which the fund primarily invests. The Lipper Short Municipal Debt
 Funds Average includes other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page X of this prospectus for more information on the indexes listed above.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are shown only for Class A shares, after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

                                       34

Tax-exempt income funds / Prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the funds, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 BRENDA S. ELLERIN        Less than 1 year     Senior Vice President - Fixed
 President                (since the fund's    Income,
                             conversion)       Capital Research and Management
                                               Company
-------------------------------------------------------------------------------
 NEIL L. LANGBERG         Less than 1 year     Senior Vice President - Fixed
 Senior Vice President    (since the fund's    Income,
                             conversion)       Capital Research and Management
                                               Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all class shares)
---------------------------------------------------------

 TO ESTABLISH AN ACCOUNT                           $250
 TO ADD TO AN ACCOUNT                                50

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company, telephoning (800/421-0180) or faxing
American Funds Service Company or accessing our website (americanfunds.com).

For important information about tax information and financial intermediary compensation, please turn to the sections titled "Tax information" and "Payments to broker-dealers and other financial intermediaries" on pages X and X, respectively.

                                       35

                                           Tax-exempt income funds / Prospectus

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       36

Tax-exempt income funds / Prospectus


Investment objectives, strategies and risks

THE TAX-EXEMPT BOND FUND OF AMERICA The fund seeks to provide you with high current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The fund invests primarily in municipal bonds rated A- or better by Standard & Poor's
Corporation or A3 or better by Moody's Investors Service, but may invest in lower quality municipal bonds. The fund is designed for investors seeking a high level of current income exempt from federal income tax.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND The fund seeks to provide you with high current income exempt from regular federal income tax by investing primarily in municipal bonds. The fund invests a substantial portion of its portfolio in municipal bonds rated A- or below or A3 or below. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than investors in funds with higher quality portfolios.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA The fund seeks to provide you with current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The dollar-weighted average maturity of the fund's portfolio is between three and 10 years. The fund invests primarily in municipal bonds with quality ratings of A-
or better or A3 or better, but may also invest in bonds in the rating category of BBB or Baa (considered investment grade). The fund is designed for investors seeking current income exempt from federal income tax.

THE TAX-EXEMPT FUND OF CALIFORNIA The fund's primary objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is to preserve your investment. The fund invests primarily in municipal bonds issued by municipalities in the state of
California. The fund invests primarily in municipal bonds rated BBB- or better or Baa3 or better, but may invest in lower quality municipal bonds. The fund is designed for investors seeking income exempt from federal and California income taxes and capital preservation over the long term, and is intended primarily for taxable residents of California. Because the fund invests in securities issued by California municipalities, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND The fund's investment objective is to provide you with current income exempt from regular federal income tax, consistent with its stated maturity and quality standards, and to preserve capital. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may, however, invest up to 20% of its assets in securities that would subject you to federal alternative minimum taxes.
Therefore, while the fund's distributions from tax-exempt securities are not subject to

                                       37

                                           Tax-exempt income funds / Prospectus

income tax, a portion of the distributions may be included in determining a shareholder's federal alternative minimum tax.

The fund invests primarily in municipal bonds with quality ratings of AA- or better or Aa3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in municipal bonds in the rating categories of A- or better or A3 or better or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund's aggregate portfolio will have a dollar-weighted average maturity no greater than three years. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

APPLICABLE TO ALL FUNDS The funds emphasize undervalued but fundamentally sound investments in municipal obligations, including those issued to finance roads, schools, hospitals, airports and other public needs. Municipalities include counties, cities, towns and various regional or special districts.

Your investment in the funds is subject to risks, including the possibility that a fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The values of, and the income generated by, debt securities owned by the funds may be affected by changing interest rates and credit risk assessments as well as by events specifically involving the issuers of those securities. For example, the values of debt securities in a fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Lower quality or longer maturity debt securities may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

The funds may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the funds may invest a substantial portion of their portfolios in taxable short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

                                       38

Tax-exempt income funds / Prospectus


A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The funds' investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The funds may also hold cash or money market instruments. The percentage of the funds invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities.. A larger percentage of such holdings could moderate the funds'
investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the funds' losses in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       39

                                           Tax-exempt income funds / Prospectus

Additional investment results

Unlike the tables on earlier pages, the tables below reflect each fund's results calculated without sales charges.

THE TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                          1 YEAR  5 YEARS  10 YEARS   LIFETIME
------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/3/79
 Before taxes

 After taxes on distributions

 After taxes on distributions and sale
of fund shares
------------------------------------------------------------------------------

                                  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes

-------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01

 Before taxes

-------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/15/01

 Before taxes

                                   1 YEAR    5 YEARS    10 YEARS     LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES/1/ (BEFORE TAXES)
 Barclays Capital Municipal Bond
Index
 (formerly Lehman Brothers Municipal
Bond Index)
 Lipper General Municipal Debt
Funds Average
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2008: x.xx%
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital Municipal Bond Index  (formerly Lehman Brothers Municipal
 Bond Index)is a gauge of the long-term  tax-exempt bond market and reflects a portion of the fixed income securities in  which the fund may invest. Lipper General
 Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives which are  reasonably comparable to the fund's objective.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal Bond
Index) is a market-value-weighted index designed to represent the long-term tax-exempt bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's
Class A shares became available; therefore, lifetime results are not shown.
Lipper General Municipal Debt Funds Average is composed of funds that invest in municipal debt issues in the top four credit rating categories. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. Reflects a fee waiver (x.xx% without the waiver) as described in the Annual Fund
Operating Expenses table under "Fees and expenses of the funds." The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       40

Tax-exempt income funds / Prospectus


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                          1 YEAR  5 YEARS  10 YEARS   LIFETIME
------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 9/26/94
 Before taxes

 After taxes on distributions

 After taxes on distributions and sale
of fund shares
------------------------------------------------------------------------------

                                  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes

-------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01

 Before taxes

-------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/19/01

 Before taxes

                                   1 YEAR    5 YEARS    10 YEARS     LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES/1/ (BEFORE TAXES)
 Barclays Capital Municipal Bond
Index
 (formerly Lehman Brothers Municipal
Bond Index)
 Lipper High Yield Municipal
Debt Funds Average
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2008: x.xx%
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital Municipal Bond Index  (formerly Lehman Brothers Municipal
 Bond Index)is a gauge of the long-term  tax-exempt bond market and reflects a portion of the fixed income securities in which the fund may invest.
 Lipper High Yield Municipal Debt Funds Average includes the fund and other funds which disclose investment objectives that are reasonably comparable to the fund's objective.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal Bond
Index) is a market-value-weighted index designed to represent the long-term tax-exempt bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. Lipper High Yield Municipal Debt Funds Average is composed of funds that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. Reflects a fee waiver (x.xx% without the waiver) as described in the
Annual Fund Operating Expenses table under "Fees and expenses of the funds." The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       41

                                           Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                          1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/6/93
 Before taxes

 After taxes on distributions

 After taxes on distributions and sale
of fund shares
-------------------------------------------------------------------------------

                                  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes

-------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01

 Before taxes

-------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/15/01

 Before taxes

                                   1 YEAR    5 YEARS    10 YEARS     LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES/1/ (BEFORE TAXES)
 Barclays Capital (7-Year)
Municipal Bond Index
 (formerly Lehman Brothers
(7-Year) Municipal Bond
 Index)
 Lipper Intermediate Municipal
Debt Funds Average
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2008: x.xx%
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital (7-Year) Municipal Bond Index (formerly Lehman Brothers
 (7-Year) Municipal Bond Index)is a market-value-weighted index which represents a portion of the fixed income securities in which the fund may invest.
 Lipper Intermediate Municipal Debt Funds Average includes the fund and other  funds that disclose investment objectives that are reasonably comparable to the fund's objective.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

Barclays Capital (7-Year) Municipal Bond Index (formerly Lehman Brothers
(7-Year) Municipal Bond Index) is a market-value-weighted index designed to represent the tax-exempt bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. Lipper Intermediate Municipal Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. Reflects a fee waiver (x.xx% without the waiver) as described in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       42

Tax-exempt income funds / Prospectus


THE TAX-EXEMPT FUND OF CALIFORNIA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
                                          1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 10/28/86
 Before taxes

 After taxes on distributions

 After taxes on distributions and sale
of fund shares
-------------------------------------------------------------------------------

                                  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes

-------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/19/01

 Before taxes

-------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/20/01

 Before taxes

-------------------------------------------------------------

                                   1 YEAR    5 YEARS    10 YEARS     LIFETIME/2/
-------------------------------------------------------------------------------

 INDEXES/1/ (BEFORE TAXES)
 Barclays Capital Municipal Bond
Index
 (formerly Lehman Brothers
Municipal Bond Index)
 Lipper California Municipal
Debt Funds Average
 Class A distribution rate at December 31, 2008: x.xx%
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal
 Bond Index)is a gauge of the long-term tax-exempt bond market and reflects a portion of the fixed income securities in which the fund may invest.
 Lipper California Municipal Debt Funds Average includes the fund and other funds which disclose investment objectives that are reasonably comparable to the fund's primary objective.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal Bond
Index) is a market-value-weighted index designed to represent the long-term tax-exempt bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. Lipper California Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. Reflects a fee waiver (x.xx% without the waiver) as described in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       43

                                           Tax-exempt income funds / Prospectus

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

As on page x, the results for the years shown reflect the operation of the fund as a money market fund prior to its conversion to a short-term tax-exempt bond fund.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008:
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              10/24/89
 - After taxes on
 distributions
 - After taxes on distributions and sale of
 fund shares

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Short 1-5
Years Index
 Lipper Short Municipal Debt Funds
Average
 Class A distribution rate at December 31, 2008: x.xx%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 The Barclays Capital Municipal Short 1-5 Years Index reflects the market sectors in which the fund primarily invests. The Lipper Short Municipal Debt
 Funds Average includes other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The investment results tables above and on earlier pages show how the fund's average annual total returns compare with various broad measures of market performance. The Barclays Capital Municipal Short 1-5 Years Index is a
market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. This index began on July 31,
2005; therefore, results prior to that are not shown. The Lipper Short Municipal
Debt Funds Average is composed of funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

                                       44

Tax-exempt income funds / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine
Center Drive, Irvine, California 92618. Capital Research and Management Company
manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." As described more fully in the funds'
statement of additional information, the management fees are based on the daily net assets of the funds and the funds' monthly gross investment income. A discussion regarding the basis for the approval of the funds' investment advisory and service agreements by the funds' boards of directors/trustees is contained in the funds' annual reports to shareholders for the following periods: The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of
California -- the fiscal year ended August 31, 2009; American High-Income
Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America -- the
fiscal year ended July 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and each of the funds it advises have applied to the Securities and Exchange
Commission for an exemptive order that would give Capital Research and
Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the funds' shareholders of record as of
August 28, 2009 to consider, among other items, approval of this arrangement is scheduled for November 24, 2009. There is no assurance that Capital Research and
Management Company will

                                       45

                                           Tax-exempt income funds / Prospectus

incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the funds into a Delaware statutory trust, amending the funds' fundamental policies and amending its investment advisory and service agreement. More information on these proposals is contained in a joint proxy statement, which can be found at
americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions.
The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions. A more detailed description of the investment adviser's policies is included in the funds' statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

                                       46

Tax-exempt income funds / Prospectus


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the funds for each of the funds' primary individual portfolio counselors.

                                                                         ROLE IN
                         INVESTMENT                   EXPERIENCE         MANAGEMENT
 PORTFOLIO COUNSELOR     EXPERIENCE                  IN THE FUNDS        OF THE FUNDS
------------------------------------------------------------------------------------------------

 BRENDA S. ELLERIN       Investment
                         professional for 19
                         years in total;
                         18 years with Capital
                         Research and
                         Management Company or
                         affiliate
 LIMITED TERM TAX-                                     12 years          Serves as a municipal
 EXEMPT BOND FUND                                                        bond portfolio
 OF AMERICA                                                              counselor
 THE TAX-EXEMPT BOND                                   10 years          Serves as a municipal
 FUND OF AMERICA                                (plus 6 years of prior   bond portfolio
                                                   experience as an      counselor
                                                  investment analyst
                                                    for the fund)
 AMERICAN HIGH-INCOME                                  10 years          Serves as a municipal
 MUNICIPAL BOND FUND                            (plus 4 years of prior   bond portfolio
                                                   experience as an      counselor
                                                  investment analyst
                                                    for the fund)
 AMERICAN FUNDS                                    Less than 1 year
 SHORT-TERM TAX-EXEMPT                            (since the fund's
 BOND FUND                                           conversion)
------------------------------------------------------------------------------------------------
 NEIL L. LANGBERG        Investment
                         professional for 31
                         years, all with
                         Capital Research and
                         Management Company or
                         affiliate
 THE TAX-EXEMPT BOND                                   29 years          Serves as a municipal
 FUND OF AMERICA                                                         bond portfolio
                                                                         counselor
 THE TAX-EXEMPT FUND                                   22 years          Serves as a municipal
 OF CALIFORNIA                                                           bond portfolio
                                                                         counselor
 LIMITED TERM                                          15 years          Serves as a municipal
 TAX-EXEMPT BOND FUND                                                    bond portfolio
 OF AMERICA                                                              counselor
 AMERICAN HIGH-INCOME                                  14 years          Serves as a municipal
 MUNICIPAL BOND FUND                                                     bond portfolio
                                                                         counselor
 AMERICAN FUNDS                                    Less than 1 year
 SHORT-TERM TAX-EXEMPT
 BOND FUND                                        (since the fund's
                                                     conversion)
------------------------------------------------------------------------------------------------
 EDWARD B. NAHMIAS       Investment
                         professional for 19
                         years in total;
                         12 years with Capital
                         Research and
                         Management Company or
                         affiliate
 THE TAX-EXEMPT FUND                                   10 years          Serves as a municipal
 OF CALIFORNIA                                                           bond portfolio
                                                                         counselor
 AMERICAN HIGH-INCOME                                  2 years           Serves as a municipal
 MUNICIPAL BOND FUND                              (plus 10 years of      bond portfolio
                                                        prior            counselor
                                                   experience as an
                                                  investment analyst
                                                    for the fund)
------------------------------------------------------------------------------------------------
 KARL J. ZEILE           Investment
                         professional for 17
                         years in total;
                         9 years with Capital
                         Research and
                         Management Company or
                         affiliate
 AMERICAN HIGH-INCOME                                  4 years           Serves as a municipal
 MUNICIPAL BOND FUND                            (plus 5 years of prior   bond portfolio
                                                   experience as an      counselor
                                                  investment analyst
                                                     for the fund
 THE TAX-EXEMPT FUND                                   5 years           Serves as a municipal
 OF CALIFORNIA                                                           bond portfolio
                                                                         counselor
 THE TAX-EXEMPT BOND                                   5 years           Serves as a municipal
 FUND OF AMERICA                                (plus 4 years of prior   bond portfolio
                                                   experience as an      counselor
                                                  investment analyst
                                                    for the fund)
------------------------------------------------------------------------------------------------

                                       47

                                           Tax-exempt income funds / Prospectus

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                                       48

Tax-exempt income funds / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the funds and other accounts they manage is in the statement of additional information.

                                       49

                                           Tax-exempt income funds / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS'
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       50

Tax-exempt income funds / Prospectus


Choosing a share class

Each fund offers different classes of shares through this prospectus. Shares of each fund are available through various investment programs or accounts.
HOWEVER, TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS INVESTMENTS FOR
TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund. UNLESS OTHERWISE NOTED, REFERENCES IN THIS PROSPECTUS TO CLASS F SHARES
REFER TO BOTH CLASS F-1 AND F-2 SHARES. SINCE SHARES OF AMERICAN FUNDS
SHORT-TERM TAX-EXEMPT BOND FUND ARE ONLY AVAILABLE IN CLASS A, F-1 AND F-2,
REFERENCES TO CLASS B AND C SHARES ARE NOT APPLICABLE TO AMERICAN FUNDS
SHORT-TERM TAX-EXEMPT BOND FUND.

Class B shares will no longer be available for purchase. Any other investment received by the fund that is intended for Class B shares will instead be invested in Class A shares and subject to any applicable sales charges.

Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares. However, no additional investments will be accepted in Class B shares. Dividends and capital gain distributions may continue to be reinvested in Class B shares until their conversion dates. In addition, shareholders invested in Class B shares will be able to exchange those shares into other funds offering Class B shares until they convert.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF A
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example,
 Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future; and

                                       51

                                           Tax-exempt income funds / Prospectus

.. availability of share classes:

 -- Class B and C shares of Limited Term Tax-Exempt Bond Fund of America may be
   acquired only by exchanging from Class B shares of other American Funds (see
   "Purchase and exchange of shares" below);

 -- Class C shares of Limited Term Tax-Exempt Bond Fund of America may be
   acquired only by exchanging from Class C shares of other American Funds (see
   "Purchase and exchange of shares" below);

 -- Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares of the American Funds, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with each fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                       52

Tax-exempt income funds / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge     up to 3.75% for The Tax-Exempt Bond Fund of America,
                          American High-Income Municipal Bond Fund and The
                          Tax-Exempt Fund of California, and up to 2.50% for
                          Limited Term Tax-Exempt Bond Fund of America and
                          American Funds Short-Term Tax-Exempt Bond Fund
                          (reduced for purchases of $100,000 or more ($500,000
                          or more for Limited Term Tax-Exempt Bond Fund of
                          America) and eliminated for purchases of $1 million
                          or more)
 Contingent deferred      none (except a charge of 1.00% applies to certain
 sales charge             redemptions made within one year following purchases
                          of $1 million or more made without an initial sales
                          charge)
 12b-1 fees               up to .25% annually for The Tax-Exempt Bond Fund of
                          America and The Tax-Exempt Fund of California, up to
                          .30% annually for American High-Income Municipal Bond
                          Fund and Limited Term Tax-Exempt Bond Fund of
                          America, and up to .15% annually for American Funds
                          Short-Term Tax-Exempt Bond Fund
 Dividends                generally higher than other classes due to lower
                          annual expenses, but may be lower than F-1 shares,
                          depending on relative expenses, and lower than Class
                          F-2 shares due to 12b-1 fees
 Purchase maximum         none
 Conversion               none

 CLASS B SHARES
 Initial sales charge     none
 Contingent deferred      starts at 5.00%, declining to 0% six years after
 sales charge             purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than Class A and F shares due to
                          higher 12b-1 fees and other expenses, but higher than
                          Class C shares due to lower other expenses
 Purchase maximum         Class B shares may not be purchased or acquired
                          except by exchange from Class B shares of other
                          American Funds. Class B shares are not offered by
                          STEX at this time.
 Conversion               automatic conversion to Class A shares in the month
                          of the eight-year anniversary of the purchase date,
                          reducing future annual expenses

 CLASS C SHARES
 Initial sales charge     none
 Contingent deferred      1.00% if shares are sold within one year after
 sales charge             purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than other classes due to higher
                          12b-1 fees and other expenses
 Purchase maximum         see the discussion regarding purchase minimums and
                          maximums in "Purchase and exchange of shares." Class
                          C shares are not offered by STEX at this time.
 Conversion               automatic conversion to Class F-1 shares in the month
                          of the 10-year anniversary of the purchase date,
                          reducing future annual expenses

 CLASS F-1 SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               currently up to .25% annually (may not exceed .50%
                          annually)
 Dividends                generally higher than Class B and C shares due to
                          lower 12b-1 fees, but may be higher than Class A
                          shares, depending on relative expenses, and lower
                          than Class F-2 shares due to 12b-1 fees
 Purchase maximum         none
 Conversion               none

 CLASS F-2 SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               none
 Dividends                generally higher than other classes due to absence of
                          12b-1 fees
 Purchase maximum         none
 Conversion               none

                                       53

                                           Tax-exempt income funds / Prospectus

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                                       54

Tax-exempt income funds / Prospectus


Purchase, exchange and sale of shares

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS. The Tax-Exempt Fund of California is intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. The Tax-Exempt Fund of
California is qualified for sale only in California and other jurisdictions that do not require qualification.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUNDS' DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR
BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE
THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT
TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED
BY LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

PURCHASE OF CLASS A AND C SHARES

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in

                                       55

                                           Tax-exempt income funds / Prospectus

this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire. Class C shares of Limited Term
Tax-Exempt Bond Fund of America may be acquired only by exchanging from Class C shares of other American Funds. Direct purchases of Class C shares of Limited
Term Tax-Exempt Bond Fund of America are not permitted. Class C shares are not offered by STEX at this time.

A 403(b) plan may not invest in Class A or Class C shares on or after January 1,
2009 unless such plan was invested in Class A or Class C shares prior to that date.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the funds' distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.
Intermediary fees normally range from .75% to 1.50% of assets annually, depending on the services offered.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary

                                       56

Tax-exempt income funds / Prospectus


thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the funds' broad ability to restrict potentially harmful trading as described above, the funds' boards of directors/trustees have adopted a
"purchase blocking policy" under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the funds' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The funds reserve the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary

                                       57

                                           Tax-exempt income funds / Prospectus

has taken appropriate action, American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUNDS' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUNDS AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

The purchase minimums described on the table on pages X, X, X, X and X may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 (or $1,000 for TEFCA) may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 (or $1,000 for TEFCA) within five months of account establishment.

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares of The Tax-Exempt Bond Fund of America, American
High-Income Municipal Bond Fund and The Tax-Exempt Fund of California.
Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

                                       58

Tax-exempt income funds / Prospectus


MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

FUND EXPENSES

In periods of market volatility, assets of the funds may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses tables in this prospectus.

The "Other expenses" items in the "Annual fund operating expenses" table for each fund include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the funds' investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.

                                       59

                                           Tax-exempt income funds / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

SALES CHARGES FOR THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME
MUNICIPAL BOND FUND AND THE TAX-EXEMPT FUND OF CALIFORNIA

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

SALES CHARGES FOR LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND AMERICAN
FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $500,000                      2.50%     2.56%           2.00%
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the tables above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly,

                                       60

Tax-exempt income funds / Prospectus


any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares. Direct purchases of Class C shares of
Limited Term Tax-Exempt Bond Fund of America are not permitted.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

                                       61

                                           Tax-exempt income funds / Prospectus

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.

                                       62

Tax-exempt income funds / Prospectus


Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

                                       63

                                           Tax-exempt income funds / Prospectus

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges.

                                       64

Tax-exempt income funds / Prospectus


Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money
Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                       65

                                           Tax-exempt income funds / Prospectus

To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

Rollovers from retirement plans to IRAs

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

                                       66

Tax-exempt income funds / Prospectus


Plans of distribution

Each fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of directors/trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for The Tax-Exempt Bond
Fund of America and The Tax-Exempt Fund of California, up to .30% for American
High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of
America, and up to .15% for American Funds Short-Term Tax-Exempt Bond Fund for
Class A shares, up to 1.00% for Class B shares, up to 1.00% for Class C shares, and up to .50% for Class F-1 shares. For all share classes indicated above, up to .25% (.15% for American Funds Short-Term Tax-Exempt Bond Fund) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside

                                       67

                                           Tax-exempt income funds / Prospectus

the top 100 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

                                       68

Tax-exempt income funds / Prospectus


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the relevant fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       69

                                           Tax-exempt income funds / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the funds or American
Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, each fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Moreover, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. Each fund's distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt
Bond Fund of America may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

The Tax-Exempt Fund of California anticipates that the federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from
California income tax will also be exempt from California state income tax. To the extent the fund's dividends are derived from interest on debt obligations that is not exempt from California income tax, however, such dividends will be subject to state income tax.

Moreover, any federally taxable dividends and capital gains distributions from
The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund,
Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of
California may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from each fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

                                       70

Tax-exempt income funds / Prospectus


TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by a fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       71

                                           Tax-exempt income funds / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The information for the periods provided for American Funds Short-Term Tax-Exempt Bond Fund is prior to the fund's conversion from a money market fund to a short-term tax-exempt bond fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and
Management Company. For more information about these waivers, see the funds'
statement of additional information and annual report. The information in the
Financial Highlights tables for The Tax-Exempt Bond Fund of America, American
High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America
and American Funds Short-Term Tax-Exempt Bond Fund has been audited by
PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of
California has been audited by Deloitte & Touche LLP. The independent registered public accounting firms' reports, along with each fund's financial statements, are included in the statement of additional information for the funds, which is available upon request.

THE TAX-EXEMPT BOND FUND OF AMERICA

                                                INCOME FROM INVESTMENT OPERATIONS/2/
                                                                Net
                                                           (losses) gains
                                    Net asset              on securities               Dividends
                                     value,       Net      (both realized  Total from  (from net     Net asset
                                    beginning  investment       and        investment  investment  value, end of       Total
                                    of period    income     unrealized)    operations   income)       period      return/3,4/
-----------------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2009                $ x.xx      $x.xx         $x.xx         $x.xx       $x.xx        $ x.xx           x.xx%
 Year ended 8/31/2008                 12.19        .51          (.16)           35        (.51)        12.03            2.87
 Year ended 8/31/2007                 12.49        .50          (.30)          .20        (.50)        12.19            1.60
 Year ended 8/31/2006                 12.60        .50          (.11)          .39        (.50)        12.49            3.18
 Year ended 8/31/2005                 12.51        .51           .09           .60        (.51)        12.60            4.87
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2009                $ x.xx      $x.xx         $x.xx         $x.xx       $x.xx        $ x.xx           x.xx%
 Year ended 8/31/2008                 12.19        .41          (.16)          .25        (.41)        12.03            2.10
 Year ended 8/31/2007                 12.49        .41          (.30)          .11        (.41)        12.19             .85
 Year ended 8/31/2006                 12.60        .41          (.11)          .30        (.41)        12.49            2.42
 Year ended 8/31/2005                 12.51        .41           .09           .50        (.41)        12.60            4.10
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2009                  x.xx       x.xx          x.xx          x.xx        x.xx          x.xx            x.xx
 Year ended 8/31/2008                 12.19        .41          (.16)          .25        (.41)        12.03            2.05
 Year ended 8/31/2007                 12.49        .40          (.30)          .10        (.40)        12.19             .79
 Year ended 8/31/2006                 12.60        .40          (.11)          .29        (.40)        12.49            2.37
 Year ended 8/31/2005                 12.51        .40           .09           .49        (.40)        12.60            3.98
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 8/31/2009                  x.xx       x.xx          x.xx          x.xx        x.xx          x.xx            x.xx
 Year ended 8/31/2008                 12.19        .50          (.16)          .34        (.50)        12.03            2.79
 Year ended 8/31/2007                 12.49        .49          (.30)          .19        (.49)        12.19            1.52
 Year ended 8/31/2006                 12.60        .49          (.11)          .38        (.49)        12.49            3.11
 Year ended 8/31/2005                 12.51        .49           .09           .58        (.49)        12.60            4.74
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 8/31/2009                  x.xx       x.xx          x.xx          x.xx        x.xx          x.xx            x.xx
 Period from 8/1/2008 to 8/31/2008    11.94        .04           .09           .13        (.04)        12.03            1.10

                                                    Ratio of    Ratio of
                                                    expenses    expenses
                                     Net assets,   to average  to average     Ratio of
                                       end of      net assets  net assets     net income
                                       period        before      after        to average
                                    (in millions)   waivers    waivers/4/   net assets/4/
------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2009                  $x,xxx        x.xx%       x.xx%          x.xx%
 Year ended 8/31/2008                   6,319          .56         .53           4.16
 Year ended 8/31/2007                   5,259          .57         .54           4.02
 Year ended 8/31/2006                   4,267          .59         .56           4.04
 Year ended 8/31/2005                   3,581          .60         .57           4.08
------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2009                  $x,xxx        x.xx%       x.xx%          x.xx%
 Year ended 8/31/2008                     114         1.31        1.28           3.42
 Year ended 8/31/2007                     117         1.32        1.29           3.28
 Year ended 8/31/2006                     120         1.34        1.32           3.29
 Year ended 8/31/2005                     121         1.35        1.33           3.33
------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2009                     xxx         x.xx        x.xx           x.xx
 Year ended 8/31/2008                     313         1.36        1.33           3.36
 Year ended 8/31/2007                     244         1.37        1.34           3.22
 Year ended 8/31/2006                     196         1.40        1.37           3.22
 Year ended 8/31/2005                     165         1.46        1.44           3.21
------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 8/31/2009                     xxx         x.xx        x.xx           x.xx
 Year ended 8/31/2008                   1,020          .63         .61           4.07
 Year ended 8/31/2007                     785          .64         .61           3.93
 Year ended 8/31/2006                     425          .65         .62           3.96
 Year ended 8/31/2005                     227          .72         .69           3.95
------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 8/31/2009                     xxx         x.xx        x.xx           x.xx
 Period from 8/1/2008 to 8/31/2008          3          .04         .03            .34

                                       72

Tax-exempt income funds / Prospectus


                                           YEAR ENDED AUGUST 31
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       xx%         20%          8%          9%           9%
OF SHARES

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the periods shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       73

                                           Tax-exempt income funds / Prospectus


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

                                                   (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/
                                                                       Net
                                                                  (losses) gains
                                        Net asset                 on securities                  Dividends
                                         value,        Net        (both realized    Total from   (from net     Net asset
                                        beginning   investment         and          investment   investment  value, end of   Total
                                         of year      income       unrealized)      operations    income)        year    return/2,3/
------------------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009                    $ x.xx       $x.xx          $ x.xx           $x.xx        $x.xx        $ x.xx       x.xx%
 Year ended 7/31/2008                     15.54         .72           (1.34)           (.62)        (.71)        14.21       (4.07)
 Year ended 7/31/2007                     15.60         .70            (.06)            .64         (.70)        15.54        4.12
 Year ended 7/31/2006                     15.61         .70            (.02)            .68         (.69)        15.60        4.44
 Year ended 7/31/2005                     15.23         .68             .37            1.05         (.67)        15.61        7.03
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009                      x.xx        x.xx            x.xx            x.xx         x.xx          x.xx        x.xx
 Year ended 7/31/2008                     15.54         .61           (1.34)           (.73)        (.60)        14.21       (4.76)
 Year ended 7/31/2007                     15.60         .59            (.06)            .53         (.59)        15.54        3.40
 Year ended 7/31/2006                     15.61         .59            (.02)            .57         (.58)        15.60        3.71
 Year ended 7/31/2005                     15.23         .58             .37             .95         (.57)        15.61        6.30
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009                      x.xx        x.xx            x.xx            x.xx         x.xx          x.xx        x.xx
 Year ended 7/31/2008                     15.54         .61           (1.34)           (.73)        (.60)        14.21       (4.80)
 Year ended 7/31/2007                     15.60         .58            (.06)            .52         (.58)        15.54        3.35
 Year ended 7/31/2006                     15.61         .58            (.02)            .56         (.57)        15.60        3.66
 Year ended 7/31/2005                     15.23         .56             .37             .93         (.55)        15.61        6.17
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009                      x.xx        x.xx            x.xx            x.xx         x.xx          x.xx        x.xx
 Year ended 7/31/2008                     15.54         .71           (1.34)           (.63)        (.70)        14.21       (4.12)
 Year ended 7/31/2007                     15.60         .69            (.06)            .63         (.69)        15.54        4.08
 Year ended 7/31/2006                     15.61         .69            (.02)            .67         (.68)        15.60        4.41
 Year ended 7/31/2005                     15.23         .67             .37            1.04         (.66)        15.61        6.95
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009                      x.xx        x.xx            x.xx            x.xx         x.xx          x.xx        x.xx

                                                        Ratio of     Ratio of
                                                       expenses to  expenses to
                                         Net assets,     average      average       Ratio of
                                           end of      net assets   net assets      net income
                                            year         before        after        to average
                                        (in millions)    waivers     waiver/3/    net assets/3/
------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009                      $x,xxx         x.xx%        x.xx%          x.xx%
 Year ended 7/31/2008                       1,851           .69          .65           4.83
 Year ended 7/31/2007                       1,932           .70          .67           4.44
 Year ended 7/31/2006                       1,597           .69          .66           4.47
 Year ended 7/31/2005                       1,370           .71          .69           4.39
------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009                         xxx          x.xx         x.xx           x.xx
 Year ended 7/31/2008                          54          1.41         1.37           4.11
 Year ended 7/31/2007                          66          1.41         1.38           3.74
 Year ended 7/31/2006                          66          1.41         1.38           3.75
 Year ended 7/31/2005                          65          1.42         1.40           3.69
------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009                         xxx          x.xx         x.xx           x.xx
 Year ended 7/31/2008                         120          1.45         1.42           4.06
 Year ended 7/31/2007                         120          1.46         1.43           3.68
 Year ended 7/31/2006                         101          1.46         1.43           3.70
 Year ended 7/31/2005                          90          1.54         1.52           3.55
------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009                         xxx          x.xx         x.xx           x.xx
 Year ended 7/31/2008                         168           .74          .70           4.77
 Year ended 7/31/2007                         167           .74          .71           4.39
 Year ended 7/31/2006                         121           .72          .69           4.43
 Year ended 7/31/2005                          86           .78          .76           4.29
------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009                         xxx          x.xx         x.xx           x.xx

                                       74

Tax-exempt income funds / Prospectus


                                            YEAR ENDED JULY 31
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       xx%         27%         23%         14%          10%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       75

                                           Tax-exempt income funds / Prospectus


LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                                        INCOME FROM INVESTMENT OPERATIONS/1/
                                                                        Net
                                                                   (losses) gains
                                            Net asset              on securities
                                             value,       Net      (both realized  Total from
                                            beginning  investment       and        investment
                                             of year     income     unrealized)    operations
-----------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009                        $ x.xx      $x.xx         $x.xx         $x.xx
 Year ended 7/31/2008                         15.11        .54          (.10)          .44
 Year ended 7/31/2007                         15.14        .53          (.03)          .50
 Year ended 7/31/2006                         15.34        .50          (.20)          .30
 Year ended 7/31/2005                         15.33        .51           .01           .52
-----------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009                          x.xx       x.xx          x.xx          x.xx
 Year ended 7/31/2008                         15.11        .43          (.10)          .33
 Year ended 7/31/2007                         15.14        .42          (.03)          .39
 Year ended 7/31/2006                         15.34        .40          (.20)          .20
 Year ended 7/31/2005                         15.33        .40           .01           .41
-----------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009                          x.xx       x.xx          x.xx          x.xx
 Year ended 7/31/2008                         15.11        .42          (.10)          .32
 Year ended 7/31/2007                         15.14        .42          (.03)          .39
 Year ended 7/31/2006                         15.34        .39          (.20)          .19
 Year ended 7/31/2005                         15.33        .38           .01           .39
-----------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009                          x.xx       x.xx          x.xx          x.xx
 Year ended 7/31/2008                         15.11        .53          (.10)          .43
 Year ended 7/31/2007                         15.14        .53          (.03)          .50
 Year ended 7/31/2006                         15.34        .50          (.20)          .30
 Year ended 7/31/2005                         15.33        .50           .01           .51
-----------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009                          x.xx       x.xx          x.xx          x.xx

                                            Dividends
                                            (from net     Net asset
                                            investment  value, end of     Total
                                             income)        year       return/2,3/
------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009                         $x.xx        $ x.xx         x.xx%
 Year ended 7/31/2008                          (.54)        15.01          2.91
 Year ended 7/31/2007                          (.53)        15.11          3.33
 Year ended 7/31/2006                          (.50)        15.14          2.00
 Year ended 7/31/2005                          (.51)        15.34          3.40
------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009                          x.xx          x.xx          x.xx
 Year ended 7/31/2008                          (.43)        15.01          2.18
 Year ended 7/31/2007                          (.42)        15.11          2.62
 Year ended 7/31/2006                          (.40)        15.14          1.30
 Year ended 7/31/2005                          (.40)        15.34          2.69
------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009                          x.xx          x.xx          x.xx
 Year ended 7/31/2008                          (.42)        15.01          2.14
 Year ended 7/31/2007                          (.42)        15.11          2.56
 Year ended 7/31/2006                          (.39)        15.14          1.25
 Year ended 7/31/2005                          (.38)        15.34          2.57
------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009                          x.xx          x.xx          x.xx
 Year ended 7/31/2008                          (.53)        15.01          2.89
 Year ended 7/31/2007                          (.53)        15.11          3.32
 Year ended 7/31/2006                          (.50)        15.14          2.00
 Year ended 7/31/2005                          (.50)        15.34          3.32
------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009                          x.xx          x.xx          x.xx

                                                            Ratio of     Ratio of
                                                           expenses to  expenses to
                                             Net assets,     average      average       Ratio of
                                               end of      net assets   net assets      net income
                                                year         before        after        to average
                                            (in millions)    waivers    waivers/3/    net assets/3/
----------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009                           $xxx          x.xx%        x.xx%          x.xx%
 Year ended 7/31/2008                            971            .66          .63           3.51
 Year ended 7/31/2007                            763            .68          .65           3.47
 Year ended 7/31/2006                            800            .66          .63           3.30
 Year ended 7/31/2005                            857            .66          .64           3.29
----------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009                            xxx           x.xx         x.xx           x.xx
 Year ended 7/31/2008                             25           1.37         1.34           2.83
 Year ended 7/31/2007                             30           1.38         1.35           2.78
 Year ended 7/31/2006                             41           1.37         1.33           2.59
 Year ended 7/31/2005                             50           1.37         1.35           2.59
----------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009                            xxx           x.xx         x.xx           x.xx
 Year ended 7/31/2008                             60           1.42         1.38           2.77
 Year ended 7/31/2007                             60           1.44         1.41           2.72
 Year ended 7/31/2006                             78           1.41         1.38           2.55
 Year ended 7/31/2005                            100           1.49         1.47           2.46
----------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009                            xxx           x.xx         x.xx           x.xx
 Year ended 7/31/2008                             74            .67          .64           3.49
 Year ended 7/31/2007                             52            .68          .65           3.46
 Year ended 7/31/2006                             46            .66          .63           3.29
 Year ended 7/31/2005                             40            .74          .72           3.20
----------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009                            xxx           x.xx         x.xx           x.xx

                                       76

Tax-exempt income funds / Prospectus


                                         YEAR ENDED JULY 31
                          2009       2008       2007       2006        2005
-------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       xx%        16%        26%        25%         12%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       77

                                           Tax-exempt income funds / Prospectus


THE TAX-EXEMPT FUND OF CALIFORNIA/1/

                                                   INCOME FROM INVESTMENT OPERATIONS/2/
                                                                    Net
                                                                 (losses)
                                                                   gains
                                                               on securities
                                        Net asset                  (both
                                         value,       Net        realized     Total from
                                        beginning  investment       and       investment
                                        of period    income     unrealized)   operations
------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2009                    $ x.xx      $x.xx        $x.xx         $x.xx
 Year ended 8/31/2008                     16.26        .66         (.47)          .19
 Year ended 8/31/2007                     16.75        .67         (.49)          .18
 Year ended 8/31/2006                     16.88        .66         (.12)          .54
 Year ended 8/31/2005                     16.66        .67          .24           .91
------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2009                      x.xx       x.xx         x.xx          x.xx
 Year ended 8/31/2008                     16.26        .54         (.47)          .07
 Year ended 8/31/2007                     16.75        .55         (.49)          .06
 Year ended 8/31/2006                     16.88        .54         (.12)          .42
 Year ended 8/31/2005                     16.66        .55          .24           .79
------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2009                      x.xx       x.xx         x.xx          x.xx
 Year ended 8/31/2008                     16.26        .54         (.47)          .07
 Year ended 8/31/2007                     16.75        .54         (.49)          .05
 Year ended 8/31/2006                     16.88        .53         (.12)          .41
 Year ended 8/31/2005                     16.66        .53          .24           .77
------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 8/31/2009                      x.xx       x.xx         x.xx          x.xx
 Year ended 8/31/2008                     16.26        .65         (.47)          .18
 Year ended 8/31/2007                     16.75        .66         (.49)          .17
 Year ended 8/31/2006                     16.88        .65         (.12)          .53
 Year ended 8/31/2005                     16.66        .65          .24           .89
------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 8/31/2009                      x.xx       x.xx         x.xx          x.xx
 Period from 8/22/2008 to 8/31/2008       15.79        .02         --/5/          .02

                                               DIVIDENDS AND DISTRIBUTIONS

                                        Dividends                       Total
                                        (from net   Distributions     dividends      Net asset
                                        investment      (from            and       value, end of       Total
                                         income)    capital gains)  distributions     period      return/3,4/
-------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2009                     $X.XX         $x.xx          $x.xx          $ X.XX           .XX%
 Year ended 8/31/2008                      (.66)           --           (.66)          15.79           1.22
 Year ended 8/31/2007                      (.67)           --           (.67)          16.26           1.05
 Year ended 8/31/2006                      (.66)         (.01)          (.67)          16.75           3.28
 Year ended 8/31/2005                      (.67)         (.02)          (.69)          16.88           5.57
-------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2009                      x.xx          x.xx           x.xx            x.xx           x.xx
 Year ended 8/31/2008                      (.54)           --           (.54)          15.79            .46
 Year ended 8/31/2007                      (.55)           --           (.55)          16.26            .31
 Year ended 8/31/2006                      (.54)         (.01)          (.55)          16.75           2.52
 Year ended 8/31/2005                      (.55)         (.02)          (.57)          16.88           4.79
-------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2009                      x.xx          x.xx           x.xx            x.xx           x.xx
 Year ended 8/31/2008                      (.54)           --           (.54)          15.79            .41
 Year ended 8/31/2007                      (.54)           --           (.54)          16.26            .26
 Year ended 8/31/2006                      (.53)         (.01)          (.54)          16.75           2.46
 Year ended 8/31/2005                      (.53)         (.02)          (.55)          16.88           4.67
-------------------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 8/31/2009                      x.xx          x.xx           x.xx            x.xx           x.xx
 Year ended 8/31/2008                      (.65)           --           (.65)          15.79           1.14
 Year ended 8/31/2007                      (.66)           --           (.66)          16.26            .98
 Year ended 8/31/2006                      (.65)         (.01)          (.66)          16.75           3.22
 Year ended 8/31/2005                      (.65)         (.02)          (.67)          16.88           5.44
-------------------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 8/31/2009                      x.xx          x.xx           x.xx            x.xx           x.xx
 Period from 8/22/2008 to 8/31/2008        (.02)           --           (.02)          15.79            .09

                                                        Ratio of    Ratio of
                                                        expenses    expenses
                                         Net assets,   to average  to average     Ratio of
                                           end of      net assets  net assets     net income
                                           period        before      after        to average
                                        (in millions)   waivers    waivers/4/   net assets/4/
----------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 8/31/2009                      $  XXX        X.XX%       X.XX%          X.XX%
 Year ended 8/31/2008                       1,493          .61         .58           4.16
 Year ended 8/31/2007                       1,366          .62         .59           4.01
 Year ended 8/31/2006                       1,070          .63         .60           4.00
 Year ended 8/31/2005                         838          .65         .62           4.02
----------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2009                         xxx         x.xx        x.xx           x.xx
 Year ended 8/31/2008                          21         1.36        1.33           3.41
 Year ended 8/31/2007                          22         1.37        1.34           3.27
 Year ended 8/31/2006                          23         1.39        1.36           3.25
 Year ended 8/31/2005                          23         1.40        1.38           3.28
----------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2009                         xxx         x.xx        x.xx           x.xx
 Year ended 8/31/2008                         118         1.41        1.38           3.36
 Year ended 8/31/2007                         116         1.42        1.39           3.20
 Year ended 8/31/2006                          97         1.44        1.41           3.19
 Year ended 8/31/2005                          78         1.52        1.49           3.14
----------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 8/31/2009                         xxx         x.xx        x.xx           x.xx
 Year ended 8/31/2008                         192          .69         .65           4.08
 Year ended 8/31/2007                         180          .69         .66           3.93
 Year ended 8/31/2006                         102          .69         .66           3.91
 Year ended 8/31/2005                          42          .77         .74           3.86
----------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 8/31/2009                         xxx         x.xx        x.xx           x.xx
 Period from 8/22/2008 to 8/31/2008         --/6/          .01         .01            .10

                                       78

Tax-exempt income funds / Prospectus


                                           YEAR ENDED AUGUST 31
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       xx%         16%          8%         14%          11%
OF SHARES

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the periods shown, Capital
 Research and Management Company reduced fees for investment advisory services.
5 Amount less than $.01.
6 Amount less than $1 million.

                                       79
                                           Tax-exempt income funds / Prospectus


AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

(FORMERLY THE TAX-EXEMPT MONEY FUND OF AMERICA)

                      Net asset              Dividends   Net asset
                       value,       Net       from net    value,
                      beginning  investment  investment     end       Total
                      of period  income/1/     income    of period  return/2/
-------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009    $x.xx      $x.xx      $ x.xx       $x.xx      x.xx%
Year ended 9/30/2008     1.00       .020       (.020)       1.00       1.99
Year ended 9/30/2007     1.00       .031       (.031)       1.00       3.19
Year ended 9/30/2006     1.00       .027       (.027)       1.00       2.76
Year ended 9/30/2005     1.00       .016       (.016)       1.00       1.63

                                       Ratio of       Ratio of
                       Net assets,    expenses to   expenses to    Ratio of net
                         end of       average net   average net     income to
                         period      assets before  assets after   average net
                      (in millions)     waivers      waivers/2/     assets/2/
--------------------------------------------------------------------------------

CLASS A:
Year ended 7/31/2009      $xxx           x.xx%         x.xx%          x.xx%
Year ended 9/30/2008       810             .47           .43           1.93
Year ended 9/30/2007       580             .51           .47           3.14
Year ended 9/30/2006       460             .52           .48           2.73
Year ended 9/30/2005       405             .53           .50           1.61

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During the periods shown, Capital
 Research and Management Company reduced fees for investment advisory services.
 In addition, for the six months ended March 31, 2009, due to lower short-term interest rates, Capital Research and Management Company agreed to pay a portion of fees and expenses.
3 Unaudited. Based on operations for the period shown and, accordingly, may not be representative of a full year.
4 Annualized.

                                       80

Tax-exempt income funds / Prospectus


Appendix

MOODY'S INVESTORS SERVICE
MUNICIPAL LONG-TERM RATING DEFINITIONS

Moody's Investors Service ("Moody's") rates the long-term debt securities issued by U.S. municipal and tax-exempt entities from Aaa to C. Moody's appends the numerical modifiers 1, 2 and 3 in each generic rating category from Aa through
Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Ratings are described as follows:

Aaa -- Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa -- Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A -- Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa -- Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba -- Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B -- Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa -- Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca -- Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C -- Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

Standard & Poor's Corporation ("S&P") rates the long-term debt securities of various entities in categories ranging from AAA to D according to quality. The ratings from AA to CCC may be modified by the addition of a plus (+) or minus
(-) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA -- An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                                       81

                                           Tax-exempt income funds / Prospectus

AA -- An obligation rated AA differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

                                       82

Tax-exempt income funds / Prospectus


D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                       83

                                           Tax-exempt income funds / Prospectus

[logo - American Funds /(R)/]                The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.
-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies and the independent registered public accounting firms' reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospecuts. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the funds at 333 South Hope Street,
Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-02421
                                          Investment Company File No. 811-08576
                                          Investment Company File No. 811-07888
                                          Investment Company File No. 811-04694
                                          Investment Company File No. 811-05750
                                       MFGEPR-965-1109P Litho in USA CGD/X/8020
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THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust


                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                      (THE TAX-EXEMPT FUND OF CALIFORNIA)
               AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

                                     Part B
                      Statement of Additional Information

                              November 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"),
American High-Income Municipal Bond Fund, Inc. ("AHIM"), Limited Term Tax-Exempt
Bond Fund of America ("LTEX"), The American Funds Tax-Exempt Series II - The
Tax-Exempt Fund of California ("TEFCA") and American Funds Short-Term Tax-Exempt
Bond Fund ("STEX") dated November 1, 2009. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                 American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                    The American Funds Tax-Exempt Series II
                      (The Tax-Exempt Fund of California)
                 American Funds Short-Term Tax-Exempt Bond Fund
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                213/486-9200

              TEBF         AHIM         LTEX         TEFCA          STEX

CLASS A       AFTEX        AMHIX        LTEBX        TAFTX          ASTEX
CLASS B       TEBFX        ABHMX        LTXBX        TECBX           N/A
CLASS C       TEBCX        AHICX        LTXCX        TECCX           N/A
CLASS F-1     AFTFX        ABHFX        LTXFX        TECFX          FSTTX
CLASS F-2     TEAFX        AHMFX        LTEFX        TEFEX          ASTFX

                       Tax-Exempt Income Funds -- Page 1
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                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Certain investment limitations and guidelines . . . . . . . . . . .
Description of certain securities and investment techniques . . . .
Fund policies . . . . . . . . . . . . . . . . . . . . . . . . . . .
Management of the funds . . . . . . . . . . . . . . . . . . . . . .
Execution of portfolio transactions . . . . . . . . . . . . . . . .
Disclosure of portfolio holdings. . . . . . . . . . . . . . . . . .
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .
Sales charge reductions and waivers . . . . . . . . . . . . . . . .
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder account services and privileges . . . . . . . . . . . .
General information . . . . . . . . . . . . . . . . . . . . . . . .
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Financial statements

                       Tax-Exempt Income Funds -- Page 2
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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund will not invest in securities that subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A-
     or better by Standard & Poor's Corporation ("S&P") or A3 or better by
     Moody's Investors Service ("Moody's") or unrated but determined by the fund's investment adviser to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB+
     or below by S&P and Baa1 or below by Moody's or unrated but determined by the fund's investment adviser to be of equivalent quality.

..    The fund may invest up to 10% of its assets in debt securities rated BB+ or below by S&P and Ba1 or below by Moody's or unrated but determined by the fund's investment adviser to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax
     (including securities subject to alternative minimum tax).

..    The fund may invest, without limitation, in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A+
     or below by S&P or A1 or below by Moody's or unrated but determined by the fund's investment adviser to be of equivalent quality.

                       Tax-Exempt Income Funds -- Page 3
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..    The fund will invest at least 50% of its assets in debt securities rated
     BBB+ or below by S&P or Baa1 or below by Moody's or unrated but determined by the fund's investment adviser to be of equivalent quality.

..    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type
     (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to federal alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 80% of its assets in debt securities rated A-
     or better by S&P or A3 or better by Moody's or unrated but determined by the fund's investment adviser to be of equivalent quality including money market instruments or cash.

..    The fund may invest up to 20% of its assets in debt securities in the rating category of BBB by S&P and the rating category of Baa by Moody's or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below BBB+ or Baa1 (or if unrated, when its quality falls below the equivalent of BBB+ or Baa1).

..    The dollar-weighted average maturity of the fund's portfolio will be between three and 10 years.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax.

..    The fund may invest up to 20% of its assets in securities that may subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 65% of its assets in debt securities rated
     BBB- or better by S&P or Baa3 or better by Moody's or unrated but determined by the fund's investment adviser to be of equivalent quality including money market instruments or cash.

                       Tax-Exempt Income Funds -- Page 4
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..    The fund may invest up to 10% of its assets in debt securities rated BB+ or below by S&P and Ba1 or below by Moody's or unrated but determined by the fund's investment adviser to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
----------------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund may invest up to 20% of its assets in securities that subject fund shareholders to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 80% of its assets in debt securities rated
     AA- or Aa3 or better (or in the case of short-term securities, those rated in the highest quality category) by a Nationally Recognized Statistical
     Rating Organization ("NRSRO") or that are unrated but determined by the fund's investment adviser to be of equivalent quality, including money market instruments.

..    The fund may invest up to 20% of its assets in debt securities rated in the
     A rating category by a NRSRO or that are unrated but determined by the fund's investment adviser to be of equivalent quality.

..    The fund's dollar-weighted average maturity will be no greater than three years. The maturity of a debt instrument is normally its ultimate maturity date unless the fund's investment adviser determines it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid earlier.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                       Tax-Exempt Income Funds -- Page 5
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          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND,
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LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA, THE TAX-EXEMPT FUND OF CALIFORNIA
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AND AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
------------------------------------------------------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the funds' investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

                       Tax-Exempt Income Funds -- Page 6
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The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including

                       Tax-Exempt Income Funds -- Page 7

reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

MUNICIPAL LEASE OBLIGATIONS -- The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

INSURED MUNICIPAL BONDS -- The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer's claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund's shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

U.S. COMMONWEALTH OBLIGATIONS -- The funds may invest in obligations of the
Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin
Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.

ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders.
For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

CASH AND CASH EQUIVALENTS -- The funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less),
(c)

                       Tax-Exempt Income Funds -- Page 8

municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

TEMPORARY INVESTMENTS -- The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax.
Further, a portion of a fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the
U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S.
government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d)
repurchase agreements.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of a fund's portfolio accordingly, keeping in mind the fund's objectives.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to

                       Tax-Exempt Income Funds -- Page 9

trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

PRIVATE PLACEMENTS -- Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's board of directors/trustees.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the funds. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' board of directors/trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited. The funds do not currently intend to engage in this investment practice over the next 12 months.

CONCENTRATION OF INVESTMENTS -- Each of AHIM, TEFCA and STEX may invest more than 25% of its assets in industrial development bonds. In addition, each of The
Tax-Exempt Bond Fund of America and Limited Term Tax-Exempt Bond Fund of America
may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

                       Tax-Exempt Income Funds -- Page 10

AHIM and STEX may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make AHIM more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the fund's share price also may increase.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, LIMITED TERM TAX-EXEMPT BOND FUND OF
------------------------------------------------------------------------------
AMERICA, THE TAX-EXEMPT FUND OF CALIFORNIA AND AMERICAN FUNDS SHORT-TERM
------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
------------------------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

MATURITY -- Under normal market conditions, the dollar-weighted average maturity of the fund's portfolio will range between three and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------

RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS -- Because the fund invests primarily in securities issued by the State of California (the "State"), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.

A variety of events, such as economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to
California's municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State's economy.

California's economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the State level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the State's credit

                       Tax-Exempt Income Funds -- Page 11

rating, make it more expensive for the State to borrow money, and impact municipal issuers' ability to pay their obligations. For example, in the past various nationally recognized statistical ratings organizations ("NRSROs") have increased or lowered their ratings on California general obligation bonds, which impacts the cost to the State to borrow money. It is not currently possible to determine whether, or the extent to which, an NRSRO may change such ratings, either up or down, in the future.

California is the most populous state in the nation with a diverse economy.
Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the
State's significant industries are sensitive to economic disruptions in their export markets. The State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the State's General
Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities' ability to raise real property taxes) and 218 (limiting local governments' ability to impose "property related" fees, assessments and taxes) have constrained local governments' ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

The State of California is currently in the midst of a severe economic recession. Falling home prices and consumer spending, reduced credit availability, decreasing investment values and growing job losses, among other factors, have weighed heavily on the State economy since 2008. The current fiscal problems facing California are exacerbated by a national recession and ongoing turmoil in the global financial and credit markets. Fiscal and policy analysts have projected that the negative economic outlook for the State will continue through 2009, but emphasize that market volatility makes any projection highly uncertain.

Various rating agencies have recently downgraded their ratings of various bonds related to the State due to the State's liquidity problems and delay in adopting budget and cash solutions, and each of these ratings agencies has placed the
State on watch for further possible downgrades. California currently has the lowest credit rating of any state, and therefore pays higher interest rates than other states when issuing general obligation bonds. Among other things, future action by the rating agencies will depend on whether the State is able to address liquidity, budgetary and other fiscal issues and whether any improvements provide long-term solutions.

The matters described above may increase the risk of investing in California tax-exempt bonds and are only a brief summary of the complex factors affecting the financial situation in California. This description does not purport to be a complete or exhaustive list of all adverse conditions to which the issuers of
California municipal obligations are subject. Many factors including national economic, political, regulatory, social and environmental policies and conditions, which are not

                       Tax-Exempt Income Funds -- Page 12

within the control of the issuers of such bonds, also could have an adverse impact on the financial condition of the State, its various agencies and political subdivisions, as well as other municipal issuers in California. While the fund's portfolio counselors try to reduce risks by investing in a diversified portfolio of securities, including the State related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the State or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year.

                                             FISCAL YEAR           PORTFOLIO TURNOVER RATE
--------------------------------------------------------------------------------------------

 TEBF                                           2009                         XX%
                                                2008                          20
--------------------------------------------------------------------------------------------
 AHIM                                           2009                          XX
                                                2008                          27
--------------------------------------------------------------------------------------------
 LTEX                                           2009                          XX
                                                2008                          16
--------------------------------------------------------------------------------------------
 TEFCA                                          2009                          XX
                                                2008                          16
--------------------------------------------------------------------------------------------

STEX was a money market fund during its 2009 and 2008 fiscal years and, therefore, not required to disclose portfolio turnover rates. See "Financial highlights" in the prospectus for TEBF's, AHIM's LTEX's and TEFCA's annual portfolio turnover for each of the last five fiscal years.

                       Tax-Exempt Income Funds -- Page 13

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2.   Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4.   Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6.   Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7.   Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8.   Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

                       Tax-Exempt Income Funds -- Page 14

10.  Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11.   Write, purchase or sell puts, calls, straddles, spreads or any combination thereof.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

For the purpose of the fund's investment restrictions, the identification of the
"issuer" of municipal bonds that are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects
(such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds.

2.   The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

3.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

4.   The fund may not issue senior securities, except as permitted by the 1940
Act.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:

1.   With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

                       Tax-Exempt Income Funds -- Page 15

3.   Purchase or sell real estate (including real estate limited partnerships)
unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

4.   Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5.   Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6.   Make loans in an aggregate amount in excess of 33 1/3% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7.   Issue senior securities, except as permitted under the Investment Company
Act of 1940;

8.   Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

9.   Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

10.  Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases;
nor

11.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax. For this purpose, securities subject to federal alternative minimum tax are considered tax-exempt securities. In the alternative, the fund will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.

                       Tax-Exempt Income Funds -- Page 16

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the board of directors, loans of portfolio securities as described under "Loans of Portfolio
Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2.   The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3.   The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the board of directors;

4.   The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:

 1.  With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3.  Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4.  Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5.  Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

                       Tax-Exempt Income Funds -- Page 17

 6.  Invest in companies for the purpose of exercising control or management;

 7.  Make loans to others except for (a) purchasing debt securities; (b)
entering into repurchase agreements; and (c) loaning portfolio securities;

 8.  Issue senior securities, except as permitted under the Investment Company
Act of 1940;

 9.  Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for
300% asset coverage; nor

10.  Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.    The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2.   The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the 1940 Act, as amended.

3.    The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4.   The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S.
government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds.

5.   The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

For the purpose of the fund's investment restrictions, the identification of the
"issuer" of municipal bonds that are not general obligation bonds is made by the
Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

                       Tax-Exempt Income Funds -- Page 18

THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------

These restrictions provide that the fund may not:

1.   Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

2.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

3.   Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

4.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

5.   Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

6.   Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

7.   Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

8.   Invest in companies for the purpose of exercising control or management;

9.   Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

10.  Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

11.  Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S.
government obligations are not considered to be part of any industry.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal and California income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal and California income tax.

For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the
Investment Adviser on the basis of

                       Tax-Exempt Income Funds -- Page 19

the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of Investment Restriction #9, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

The fund may not:

1.   Invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

2.   Invest more than 15% of its value of its net assets in illiquid securities.

3.   Invest in securities of other investment companies, except as permitted by the 1940 Act, as amended.

4.   Issue senior securities, except as permitted by the 1940 Act.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
----------------------------------------------

1.   Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC,
SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

          a.  Borrow money;

          b.  Issue senior securities;

          c.  Underwrite the securities of other issuers;

          d.  Purchase or sell real estate or commodities;

          e.  Make loans; or

          f. Purchase the securities of any issuer if, as a result of such purchase, the fund's investments would be concentrated in any particular industry or group of industries.

2.   The fund may not invest in companies for the purpose of exercising control or management.

3.   The Fund will maintain its status as a tax-exempt fund consistent with (i)
the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of reg-

                       Tax-Exempt Income Funds -- Page 20

istered investment companies, or interpretations or modifications thereof by the
SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

ADDITIONAL INFORMATION ABOUT FUNDAMENTAL POLICIES -- The information below is not part of STEX's fundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the
SEC or SEC staff, for particular fundamental policies of the fund.

For purposes of fundamental policy 1a, STEX may borrow money in amounts of up to
33-1/3% of its total assets from banks for any purpose, and may borrow up to 5%
of its total assets from banks or other lenders for temporary purposes.

For purposes of fundamental policy 1e, STEX may not lend more than 33-1/3% of its total assets, except through the purchase of debt obligations or the use of repurchase agreements.

For purposes of fundamental policy 1f, STEX may not invest 25% or more of its total assets in the securities of issuers in the same industry.

For purposes of fundamental policy 3, STEX must, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from federal income tax.  Additionally, STEX may only invest up to 20% of its assets in securities that are subject to the alternative minimum tax.

                       Tax-Exempt Income Funds -- Page 21

                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS/TRUSTEES AND OFFICERS

"INDEPENDENT" DIRECTORS/TRUSTEES/1 /

                                                                      NUMBER OF
 NAME, AGE AND                                                      PORTFOLIOS/3/
 POSITION WITH FUND                                                    OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED                   PRINCIPAL OCCUPATION(S)            BY             BY DIRECTOR/TRUSTEE
 AS A DIRECTOR/TRUSTEE/2/)             DURING PAST FIVE YEARS      DIRECTOR/TRUSTEE
-----------------------------------------------------------------------------------------------------------------

 Ambassador Richard G. Capen,        Corporate director and               14          Carnival Corporation
 Jr., 75                             author; former U.S.
 Director/Trustee (1999)             Ambassador to Spain; former
                                     Vice Chairman,
                                     Knight-Ridder, Inc.
                                     (communications company);
                                     former Chairman and
                                     Publisher, The Miami Herald
-----------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 76           Private investor; former             14          AECOM Technology
 Director/Trustee                    President and CEO, The                           Corporation;
 (TEBF-1979; AHIM-1994;              Mission Group (non-utility                       DineEquity, Inc.;
 LTEX-1993; TEFCA-1986; STEX -       holding company, subsidiary                      Ducommun Incorporated;
 1989)                               of Southern California                           SouthWest Water Company
                                     Edison Company)

-----------------------------------------------------------------------------------------------------------------
 James G. Ellis, 62                  Dean and Professor of                13          Quiksilver, Inc.
 Director/Trustee                    Marketing, University of
 (TEBF - 2006; AHIM - 2006; LTEX     Southern California
 - 2006, TEFCA - 2006; STEX -
 2009)
-----------------------------------------------------------------------------------------------------------------
 Martin Fenton, 74                   Chairman of the Board,               17          None
 Chairman of the Board               Senior Resource Group LLC
 (Independent and Non-Executive)     (development and management
 and Director/ Trustee               of senior living
 (TEBF-1989; AHIM-1994;              communities)
 LTEX-1993; TEFCA-1989; STEX -
 1989)
-----------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 63               President and CEO, Fuller            15          None
 Director/Trustee                    Consulting (financial
 (TEBF - 1994; AHIM - 1994; LTEX     management consulting firm)
 - 1994, TEFCA - 1994; STEX -
 1995)
-----------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 62                 Private investor; former             17          JPMorgan Value
 Director/Trustee (2005)             President, Dumbarton Group                       Opportunities Fund, Inc.;
                                     LLC (securities industry                         The Swiss Helvetia Fund,
                                     consulting); former                              Inc.
                                     Executive Vice President -
                                     Policy and Oversight, NASD
-----------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell, Ph.D., 54       Director, Accounting                  5          None
 Trustee (TEFCA - 2009; STEX -       Program, University of
 2009)                               Redlands
-----------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 74            Chairman of the Board,               13          Sempra Energy;
 Director/Trustee                    AECOM Technology                                 SouthWest Water Company
 (TEBF-1991; AHIM-1994;              Corporation (engineering,
 LTEX-1993; TEFCA-1991; STEX -       consulting and professional
 1991)                               technical services)
-----------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 65                Principal, The Sanchez               12          None
 Director/Trustee (1999)             Family Corporation dba
                                     McDonald's Restaurants
                                     (McDonald's licensee)
-----------------------------------------------------------------------------------------------------------------
 Margaret Spellings, 51              President and CEO, Margaret           3          None
 Truestee (STEX - 2009)              Spellings & Company; former
                                     United States Secretary of
                                     Education, United States
                                     Department of Education -
                                     FederalGovernment Agency;
                                     former Assistant to the
                                     President for Domestic
                                     Policy, The White House -
                                     Federal Government,
                                     Executive Branch - Domestic
                                     Policy

-----------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 60           President and Professor of           14          None
 Director/Trustee (TEBF - 2007;      Anthropology, The
 AHIM - 2007; LTEX - 2007; TEFCA     University of Tulsa; former
 - 2007; STEX - 2009)                President and Professor of
                                     Archaeology, Claremont
                                     Graduate University
-----------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 22

                       Tax-Exempt Income Funds -- Page 23

"INTERESTED" DIRECTORS/TRUSTEES/6,7/

                                         PRINCIPAL OCCUPATION(S)
                                         DURING PAST FIVE YEARS         NUMBER OF
 NAME, AGE AND                                AND POSITIONS           PORTFOLIOS/3/
 POSITION WITH FUND                   HELD WITH AFFILIATED ENTITIES      OVERSEEN
 (YEAR FIRST ELECTED AS A             OR THE PRINCIPAL UNDERWRITER          BY          OTHER DIRECTORSHIPS/4/ HELD
 DIRECTOR/TRUSTEE/OFFICER/2/)                 OF THE FUNDS           DIRECTOR/TRUSTEE       BY DIRECTOR/TRUSTEE
--------------------------------------------------------------------------------------------------------------------

 Brenda S. Ellerin, 45                 Senior Vice President -               2          None
 LTEX: President and Trustee           Fixed Income, Capital
 TEBF: Senior Vice President           Research and Management
 AHIM: Vice President                  Company
 STEX: President and Trustee

 (TEBF-1999; AHIM-2001; LTEX-1997;
 STEX - 2009)
--------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 79                Senior Vice President -              10          None
 AHIM, LTEX and TEBF: Vice Chairman    Fixed Income, Capital
 and Director/Trustee                  Research and Management
 TEFCA: President and Trustee          Company; Director, Capital
                                       Research and Management
 (TEBF-1979; AHIM-1994; LTEX-1993;     Company
 TEFCA-1986)
--------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 60                Vice Chairman of the Board,          13          None
 Vice Chairman and Director/Trustee    Capital Research and
 (TEBF-1986; AHIM-1994; LTEX-1993;     Management Company; Senior
 TEFCA-1986; STEX - 1992)              Vice President - Fixed
                                       Income, Capital Research
                                       and Management Company
--------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg, 56                  Senior Vice President -               1          None
 TEBF: President and Director          Fixed Income, Capital
 AHIM, LTEX, TEFCA and STEX: Senior    Research and Management
 Vice President                        Company

 (TEBF-1985; AHIM-1994; LTEX-1993;
 TEFCA-1986; STEX - 1989)
--------------------------------------------------------------------------------------------------------------------
 Mark R. Macdonald, 50                 Senior Vice President -               1          None
 AHIM: Director (AHIM-1996)            Fixed Income, Capital
                                       Research and Management
                                       Company; Director, Capital
                                       Research and Management
                                       Company
--------------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 24

OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-------------------------------------------------------------------------------

 Edward B. Nahmias,      Senior Vice President - Fixed Income, Capital
 56                      Research Company*
 AHIM, TEBF and
 TEFCA: Vice
 President
 (TEBF-2004;
 AHIM-1999;
 TEFCA-2001)
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Senior Counsel - Fund Business
 Nishiyama, 39           Management Group, Capital Research and Management
 Vice President          Company; Vice President and Counsel, Capital Bank and
 (2003)                  Trust Company*
-------------------------------------------------------------------------------
 Karl J. Zeile, 42       Senior Vice President - Fixed Income, Capital
 AHIM: President         Research and Management Company
 (2008)
 LTEX: Vice President
 (2004)
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management Group,
 44                      Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 M. Susan Gupton, 35     Vice President - Fund Business Management Group,
 Treasurer (2008)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor,     Assistant Vice President - Fund Business Management
 34                      Group, Capital Research and Management Company
 Assistant Secretary
 (2006)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 34      Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (TEBF - 2007; AHIM -
 2007; LTEX - 2007;
 TEFCA - 2007; STEX -
 2005)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director/trustee refers to a director/trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.
2 Directors/Trustees and officers of the funds serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director/trustee as a director of a public company or a registered investment company.
5 The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
 1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2008 gross revenues.
6 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter). The listed individual may not be a director/trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.
7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH
HOPE STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                       Tax-Exempt Income Funds -- Page 25

FUND SHARES OWNED BY DIRECTORS/TRUSTEES AS OF DECEMBER 31, 2008:

                                                                                       AGGREGATE
                                                                                        DOLLAR
                                                                                      RANGE/1/ OF
                                                                                      INDEPENDENT
                                                                                  DIRECTORS/TRUSTEES
                                            AGGREGATE DOLLAR        DOLLAR             DEFERRED
                                                RANGE/1/          RANGE/1 /OF       COMPENSATION/2/
                                                OF SHARES         INDEPENDENT        ALLOCATED TO
                                                OWNED IN          DIRECTORS/           ALL FUNDS
                                                ALL FUNDS          TRUSTEES             WITHIN
                                                 WITHIN            DEFERRED            AMERICAN
                         DOLLAR RANGE/1/      AMERICAN FUNDS    COMPENSATION/2/          FUNDS
                             OF FUND         FAMILY OVERSEEN       ALLOCATED        FAMILY OVERSEEN
         NAME             SHARES OWNED     BY DIRECTOR/TRUSTEE      TO FUND       BY DIRECTOR/TRUSTEE
------------------------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS/TRUSTEES
------------------------------------------------------------------------------------------------------
 Richard G. Capen,            TEBF:           Over $100,000        TEBF: N/A         Over $100,000
 Jr.                      Over $100,000                            AHIM: N/A
                           AHIM: None                              LTEX: N/A
                           LTEX: None                             TEFCA: N/A
                           TEFCA: None                               STEX:
                           STEX: None                              $10,001-
                                                                    $50,000
------------------------------------------------------------------------------------------------------
 H. Frederick                 TEBF:           Over $100,000        TEBF: N/A         Over $100,000
 Christie                 Over $100,000                            AHIM: N/A
                           AHIM: None                              LTEX: N/A
                           LTEX: None                             TEFCA: N/A
                             TEFCA:                                STEX: N/A
                          Over $100,000
                           STEX: None
------------------------------------------------------------------------------------------------------
 James G. Ellis/3/            TEBF:           Over $100,000        TEBF: N/A              N/A
                        $10,001 - $50,000                          AHIM: N/A
                              AHIM:                                LTEX: N/A
                        $10,001 - $50,000                         TEFCA: N/A
                              LTEX:                                STEX: N/A
                        $10,001 - $50,000
                           TEFCA: None
                           STEX: None
------------------------------------------------------------------------------------------------------
 Martin Fenton                TEBF:           Over $100,000        TEBF: N/A         Over $100,000
                        $10,001 - $50,000                          AHIM: N/A
                              AHIM:                                LTEX: N/A
                          $1 - $10,000                            TEFCA: N/A
                              LTEX:                                  STEX:
                        $10,001 - $50,000                          $10,001 -
                             TEFCA:                                 $50,000
                          Over $100,000
                              STEX:
                        $10,001 - $50,000
------------------------------------------------------------------------------------------------------
 Leonard R. Fuller          TEBF: None      $50,001 - $100,000     TEBF: N/A         Over $100,000
                           AHIM: None                              AHIM: N/A
                           LTEX: None                                LTEX:
                           TEFCA: None                           $1 - $10,000
                           STEX: None                            TEFCA: N/A
                                                                     STEX:
                                                                 $1 - $10,000
------------------------------------------------------------------------------------------------------
 R. Clark Hooper              TEBF:           Over $100,000        TEBF: N/A       $50,001 - $100,000
                        $10,001 - $50,000                          AHIM: N/A
                           AHIM: None                              LTEX: N/A
                           LTEX: None                             TEFCA: N/A
                           TEFCA: None                             STEX: N/A
                           STEX: None
------------------------------------------------------------------------------------------------------
 Laurel B.                 STEX: None             None             STEX: N/A              N/A
 Mitchell/3/
------------------------------------------------------------------------------------------------------
 Richard G. Newman            TEBF:           Over $100,000        TEBF: N/A              N/A
                        $10,001 - $50,000                          AHIM: N/A
                              AHIM:                                LTEX: N/A
                        $10,001 - $50,000                         TEFCA: N/A
                              LTEX:                                STEX: N/A
                        $10,001 - $50,000
                             TEFCA:
                        $10,001 - $50,000
                              STEX:
                          $1 - $10,000
------------------------------------------------------------------------------------------------------
 Frank M. Sanchez             TEBF:         $10,001 - $50,000      TEBF: N/A              N/A
                          $1 - $10,000                             AHIM: N/A
                              AHIM:                                LTEX: N/A
                          $1 - $10,000                            TEFCA: N/A
                              LTEX:                                STEX: N/A
                          $1 - $10,000
                             TEFCA:
                          $1 - $10,000
                              STEX:
                          $1 - $10,000
------------------------------------------------------------------------------------------------------
 Margaret                   STEX: None            None             STEX: N/A              N/A
 Spellings/4/
------------------------------------------------------------------------------------------------------
 Steadman Upham/3/          TEBF: None        Over $100,000        TEBF: N/A       Over $100,000
                           AHIM: None                              AHIM: N/A
                           LTEX: None                              LTEX: N/A
                           TEFCA: None                            TEFCA: N/A
                            STEX: None                             STEX: N/A
------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 26

[This page is intentionally left blank for this filing.]

                       Tax-Exempt Income Funds -- Page 27

                                                              AGGREGATE DOLLAR RANGE/1/
                                                                      OF SHARES
                                                                 OWNED IN ALL FUNDS
                                DOLLAR RANGE/1/                 WITHIN AMERICAN FUNDS
                                    OF FUND                        FAMILY OVERSEEN
       NAME                       SHARES OWNED                   BY DIRECTOR/TRUSTEE
----------------------------------------------------------------------------------------

 "INTERESTED" DIRECTORS/TRUSTEES
----------------------------------------------------------------------------------------
 Brenda S. Ellerin          TEBF                N/A                 Over $100,000
                            AHIM                N/A
                            LTEX           Over $100,000
                           TEFCA                N/A
----------------------------------------------------------------------------------------
 Abner D.                   TEBF           Over $100,000            Over $100,000
 Goldstine                  AHIM         $50,001 - $100,000
                            LTEX         $50,001 - $100,000
                           TEFCA         $50,001 - $100,000
                            STEX           Over $100,000
----------------------------------------------------------------------------------------
 Paul G. Haaga,             TEBF           Over $100,000            Over $100,000
 Jr.                        AHIM           Over $100,000
                            LTEX           Over $100,000
                           TEFCA           Over $100,000
                            STEX                None
----------------------------------------------------------------------------------------
 Neil L. Langberg           TEBF           Over $100,000            Over $100,000
                            AHIM                N/A
                            LTEX                N/A
                           TEFCA                N/A
----------------------------------------------------------------------------------------
 Mark R. Macdonald          TEBF                N/A                 Over $100,000
                            AHIM           Over $100,000
                            LTEX                N/A
                           TEFCA                N/A
----------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 28

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. N/A indicates that the listed individual is not a director/trustee of a particular fund. The amounts listed for "interested" directors/trustees include shares owned through
 The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Eligible directors/trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director/trustee.
3 James G. Ellis, Laurel B. Mitchell and Steadman Upham were elected to the board of directors/trustees on June 15, 2009. As of June 30, 2009, Laurel B.
 Mitchell owned shares of all funds in the American Funds family overseen by her in the range of $10,001 - $50,000.
4 Margaret Spellings was appointed to the board of trustees effective August 7,
 2009. Therefore, she did not receive any compensation from the fund during fiscal 2009.

DIRECTOR/TRUSTEE COMPENSATION -- No compensation is paid by the funds to any officer or director/trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership
(in each case referred to as a "board cluster"). The funds typically pay each independent director/trustee an annual fee, which ranges from $2,920 to $5,962 for TEBF, $920 to $1,876 for AHIM, $452 to $926 for LTEX,; $758 to $1,548 for
TEFCA; and $424 to $860 for STEX, based primarily on the total number of board clusters on which that independent director/ trustee serves.

In addition, the funds generally pay independent directors/trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors/trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The funds and the other funds served by each independent director/trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors/ trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the independent directors/trustees.

                       Tax-Exempt Income Funds -- Page 29

DIRECTOR/TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED JULY 31 OR
AUGUST 31, 2009/*/

                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                                                            COMPENSATION/1/)
                          AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                          (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)     COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUNDS
------------------------------------------------------------------------------------

 Richard G. Capen,      $          x,xxx      TEBF             $xxx,xxx/4/
 Jr./3/                  x,xxx      AHIM                        xxx,xxx/5/
                         x,xxx      LTEX
                         x,xxx      TEFCA
                         x,xxx      STEX
------------------------------------------------------------------------------------
 H. Frederick            x,xxx      TEBF                       $xxx,xxx/4/
 Christie/3/             x,xxx      AHIM                        xxx,xxx/5/
                         x,xxx      LTEX
                         x,xxx      TEFCA
                         x,xxx      STEX
------------------------------------------------------------------------------------
 James G. Ellis          x,xxx      TEBF                       $xxx,xxx/4/
                         x,xxx      AHIM                        xxx,xxx/5/
                         x,xxx      LTEX
                         x,xxx      TEFCA
                         x,xxx      STEX
------------------------------------------------------------------------------------
 Martin Fenton/3/        x,xxx      TEBF                       $xxx,xxx/4/
                         x,xxx      AHIM                        xxx,xxx/5/
                         x,xxx      LTEX
                         x,xxx      TEFCA
                         x,xxx      STEX
------------------------------------------------------------------------------------
 Leonard R. Fuller/3/    x,xxx      TEBF                       $xxx,xxx/4/
                         x,xxx      AHIM                        xxx,xxx/5/
                         x,xxx      LTEX
                         x,xxx      TEFCA
                         x,xxx      STEX
------------------------------------------------------------------------------------
 R. Clark Hooper         x,xxx      TEBF                       $xxx,xxx/4/
                         x,xxx      AHIM                        xxx,xxx/5/
                         x,xxx      LTEX
                         x,xxx      TEFCA
                         x,xxx      STEX
------------------------------------------------------------------------------------
 Richard G. Newman       x,xxx      TEBF                       $xxx,xxx/4/
                         x,xxx      AHIM                        xxx,xxx/5/
                         x,xxx      LTEX
                         x,xxx      TEFCA
                         x,xxx      STEX
------------------------------------------------------------------------------------
 Frank M. Sanchez        x,xxx      TEBF                       $xxx,xxx/4/
                         x,xxx      AHIM                        xxx,xxx/5/
                         x,xxx      LTEX
                         x,xxx      TEFCA
                         x,xxx      STEX
------------------------------------------------------------------------------------
 Steadman Upham/3/       x,xxx      TEBF                       $xxx,xxx/4/
                         x,xxx      AHIM                        xxx,xxx/5/
                         x,xxx      LTEX
                         x,xxx      TEFCA
                         x,xxx      STEX
------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 30

* The Tax-Exempt Bond Fund of America's and The Tax-Exempt Fund of California's
 fiscal year ends on August 31. American High-Income Municipal Bond Fund's,
 Limited Term Tax-Exempt Bond Fund of America's and American Funds Short-Term
 Tax-Exempt Bond Fund's fiscal year ends on July 31.

1 Amounts may be deferred by eligible directors/trustees under a nonqualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more
 American Funds as designated by the directors/trustees. Compensation shown in this table for the fiscal years ended July 31, 2009 and August 31, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote
 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2009 fiscal year for participating directors/trustees is as follows:
  TEBF - Richard G. Capen, Jr. ($xx), H. Frederick Christie ($xx), Martin Fenton
  ($xx), Leonard R. Fuller ($xx) and Steadman Upham ($xx); and
  AHIM - Richard G. Capen, Jr. ($xx), H. Frederick Christie ($xx), Martin Fenton
  ($xx), Leonard R. Fuller ($xx) and Steadman Upham ($xx); and
  LTEX - Richard G. Capen, Jr. ($xx), H. Frederick Christie ($xx), Martin Fenton
  ($xx), Leonard R. Fuller ($$xx) and Steadman Upham ($xx); and
  TEFCA - Richard G. Capen, Jr. ($xx), H. Frederick Christie ($xx), Martin
  Fenton ($xx), Leonard R. Fuller ($xx) and Steadman Upham ($xx), and
  .STEX - Richard G. Capen ($xx), Martin Fenton ($xx) and Leonard R. Fuller
  ($xx).
  Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the directors/trustees.

4 James G. Ellis, Laurel B. Mitchell and Steadman Upham were elected to the board of directors/trustees on June 15, 2009, therefore, they did not receive any compensation from the fund during fiscal 2008.
5 Margaret Spellings was appointed to the board of trustees effective August 7,
 2009.
6 For the fiscal year ended July 31, 2009.
7 For the fiscal year ended August 31, 2009.

As of October 1, 2009, the officers and directors/trustees of each fund and their families, as a group, owned beneficially or of record less than X% of the outstanding shares of each fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS/TRUSTEES

Each fund is an open-end, diversified management investment company. The
Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund
were each organized as a Maryland corporation on July 20, 1979 and June 14,
1994, respectively. Limited Term Tax-Exempt Bond Fund of America and The
Tax-Exempt Fund of California were each organized as a Massachusetts business trust on July 12, 1993 and May 30, 1986, respectively. American Funds Short-Term
Tax-Exempt Bond Fund was organized as The Tax-Exempt Money Fund of America, a
Massachusetts business trust on December 5, 1988, and was reorganized as a
Delaware statutory trust on August 7, 2009. All fund operations are supervised by the funds'

                       Tax-Exempt Income Funds -- Page 31

board of directors/trustees which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund is managed under the direction of the board of directors, and all powers of a fund are exercised by or under the authority of the board except as reserved to the shareholders by law or a fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of a fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

Delaware law charges trustees with the duty of managing the business affairs of the Trust. Trustees are considered to be fiduciaries of the Trust and must act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the Trust.

Independent board members are paid certain fees for services rendered to the funds as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the funds.

The funds have several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors/trustees and set forth in the fund's rule
18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of a fund's shares, a fund will hold a meeting at which any member of the board could be removed by a majority vote.

SHAREHOLDER AND DIRECTOR/TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where LTEX and TEFCA were organized as trusts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust of each of LTEX and TEFCA contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that

                       Tax-Exempt Income Funds -- Page 32

notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or trustees. The
Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under each Articles of Incorporation or Declaration of Trust of the funds, the directors/trustees or officers are not liable for actions or failure to act;
however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its directors/ trustees and officers as authorized by its By-Laws or
Declaration of Trust and by the 1940 Act and the rules and regulations thereunder.

COMMITTEES OF THE BOARD OF DIRECTORS/TRUSTEES -- The funds have an audit committee comprised of James G. Ellis, Martin Fenton, Richard G. Newman, Frank
M. Sanchez and Margaret Spellings, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The committee acts as a liaison between the funds'
independent registered public accounting firm and the full board of directors/trustees. XX audit committee meetings were held during the 2009 fiscal year.

The funds have a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; James G. Ellis; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Laurel B. Mitchell; Richard G. Newman; Frank M. Sanchez; Margaret
Spellings and Steadman Upham, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors/trustees on these matters. XX contracts committee meeting was held during the 2009 fiscal year.

The funds have a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; James G. Ellis; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; Frank M. Sanchez and Steadman Upham,
none of whom is an "interested person" of the funds within the meaning of the
1940 Act. The committee periodically reviews such issues as each board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors/trustees. The committee also evaluates, selects and nominates independent director/trustee candidates to each board of directors/trustees.
While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the boards. Such suggestions must be sent in writing to the nominating and governance committee of the funds, addressed to the funds' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. XX nominating and governance committee meeting was held during the 2009 fiscal year for TEBF, AHIM, LTEX and
TEFCA.

                       Tax-Exempt Income Funds -- Page 33

PROXY VOTING PROCEDURES AND PRINCIPLES -- The funds' investment adviser, in consultation with the funds' board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the funds, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds
(including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined

                       Tax-Exempt Income Funds -- Page 34

     to be in the best interest of shareholders. Separation of the chairman and
     CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

THE TAX-EXEMPT BOND FUND OF AMERICA

                                                                OWNERSHIP
                NAME AND ADDRESS                  OWNERSHIP     PERCENTAGE
-------------------------------------------------------------------------------

 Information to come
-------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 35

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

                                                                OWNERSHIP
                NAME AND ADDRESS                  OWNERSHIP     PERCENTAGE
-------------------------------------------------------------------------------

 Information to come
-------------------------------------------------------------------------------

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

                                                                OWNERSHIP
                NAME AND ADDRESS                  OWNERSHIP     PERCENTAGE
-------------------------------------------------------------------------------

 Information to come
-------------------------------------------------------------------------------

THE TAX-EXEMPT FUND OF CALIFORNIA

                                                                OWNERSHIP
                NAME AND ADDRESS                  OWNERSHIP     PERCENTAGE
-------------------------------------------------------------------------------

 Information to come
-------------------------------------------------------------------------------

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

                                                                OWNERSHIP
                NAME AND ADDRESS                  OWNERSHIP     PERCENTAGE
-------------------------------------------------------------------------------

 Information to come
-------------------------------------------------------------------------------

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES REFER TO BOTH CLASS F-1 AND F-2 SHARE CLASSES.

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment

                       Tax-Exempt Income Funds -- Page 36

professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds' portfolio counselors may be measured against one or more of the following benchmarks depending on his or her investment focus:

     The Tax-Exempt Bond Fund of America -- Lipper General Municipal Debt Funds
     Average;

     American High-Income Municipal Bond Fund -- Lipper High Yield Municipal
     Debt Funds Average;

     Limited Term Tax-Exempt Bond Fund of America -- Lipper Intermediate
     Municipal Debt Funds Average; and

     The Tax-Exempt Fund of California -- Lipper California Municipal Debt Funds
     Average; and

     American Funds Short-Term Tax-Exempt Bond Fund -- Barclays Capital
     Municipal Short 1-5 Years Index and Lipper Short Municipal Debt Funds
     Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the funds. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                       Tax-Exempt Income Funds -- Page 37

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2009 FOR AHIM, LTEX AND
STEX AND AUGUST 31, 2009 FOR TEBF AND TEFCA:

                                       NUMBER             NUMBER
                                      OF OTHER           OF OTHER           NUMBER
                                     REGISTERED           POOLED           OF OTHER
                                     INVESTMENT         INVESTMENT         ACCOUNTS
                                  COMPANIES (RICS)    VEHICLES (PIVS)      FOR WHICH
                                      FOR WHICH          FOR WHICH         PORTFOLIO
                                      PORTFOLIO          PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR          COUNSELOR       IS A MANAGER
                      OF FUND       IS A MANAGER       IS A MANAGER       (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS    (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
-----------------------------------------------------------------------------------------

 THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------------------------------------------------------------
 Brenda S.
 Ellerin
-----------------------------------------------------------------------------------------
 Neil L. Langberg

-----------------------------------------------------------------------------------------
 Karl J. Zeile

-----------------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------
 Brenda S.
 Ellerin
-----------------------------------------------------------------------------------------
 Neil L. Langberg

-----------------------------------------------------------------------------------------
 Edward B.
 Nahmias
-----------------------------------------------------------------------------------------
 Karl J. Zeile

-----------------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------------------------------------------------------------
 Brenda S.
 Ellerin
-----------------------------------------------------------------------------------------
 Neil L. Langberg

-----------------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
-----------------------------------------------------------------------------------------
 Neil L. Langberg

-----------------------------------------------------------------------------------------
 Edward B.
 Nahmias
-----------------------------------------------------------------------------------------
 Karl J. Zeile

-----------------------------------------------------------------------------------------
 AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
-----------------------------------------------------------------------------------------
 Brenda S.
 Ellerin
-----------------------------------------------------------------------------------------
 Neil L. Langberg

-----------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.

                       Tax-Exempt Income Funds -- Page 38

3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreements (the "Agreements") between TEBF, AHIM, LTEX and TEFCA and the investment adviser will continue in effect until May 31, 2010, and between
STEX and the investment adviser until October 1, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors/trustees, or by the vote of a majority (as defined in the 1940 Act)
of the outstanding voting securities of the relevant fund, and (b) the vote of a majority of directors/ trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The
Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days'
written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors/trustees;
association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

                       Tax-Exempt Income Funds -- Page 39

THE TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                $             0            $    60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000              6,000,000,000
------------------------------------------------------------------------------
         0.13                   6,000,000,000             10,000,000,000
------------------------------------------------------------------------------
         0.12                  10,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.00                       8,333,333
-----------------------------------------------------------------------------------

For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

For the fiscal years ended August 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of $x,xxx,xxx,
$19,191,000 and $16,175,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $x,xxx,xxx (a reduction of $x,xxx,xxx), $17,272,000 (a reduction of
$1,919,000) and $14,557,000 (a reduction of $1,618,000) for the fiscal years ended August 31, 2009, 2008 and 2007, respectively.

                       Tax-Exempt Income Funds -- Page 40

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.15                   3,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------

For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.

For the fiscal years ended July 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of $x,xxx,xxx, $7,129,000 and $6,000,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management  fees of
$x,xxx,xxx (a reduction of $x,xxx,xxx), $6,829,000 (a reduction of $759,000) and
$6,416,000 (a reduction of $713,000) for the fiscal years ended July 31, 2009,
2008 and 2007, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

                       Tax-Exempt Income Funds -- Page 41

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.18                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.15                   1,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333
------------------------------------------------------------------------------

For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original issue discount as defined for federal income tax purposes.

For the fiscal years ended July 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of $x,xxx,xxx, $3,254,000 and $3,045,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management  fees of
$x,xxx,xxx (a reduction of $xxx,xxx), $2,929,000 (a reduction of $325,000) and
$2,741,000 (a reduction of $304,000) for the fiscal years ended July 31, 2009,
2008 and 2007, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

                       Tax-Exempt Income Funds -- Page 42

THE TAX-EXEMPT FUND OF CALIFORNIA: The investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000
------------------------------------------------------------------------------

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

                        Monthly gross investment income

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------

            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333
-----------------------------------------------------------------------------------

For the fiscal years ended August 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of $x,xxx,xxx,
$6,069,000 and $5,192,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $x,xxx,xxx (a reduction of $xxx,xxx), $5,462,000 (a reduction of
$607,000) and $4,673,000 (a reduction of $519,000) for the fiscal years ended
August 31, 2009, 2008 and 2007, respectively.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

                       Tax-Exempt Income Funds -- Page 43

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND: he investment adviser receives a monthly fee based on the following annualized rates and net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.39%                 $            0             $  200,000,000
------------------------------------------------------------------------------
         0.37                     200,000,000                600,000,000
------------------------------------------------------------------------------
         0.33                     600,000,000              1,200,000,000
------------------------------------------------------------------------------
         0.29                   1,200,000,000
------------------------------------------------------------------------------

For the fiscal years ended July 31, 2009 and September 30, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of
$2,915,000 and $1,939,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $x,xxx,xxx (a reduction of $xxx,xxx), $2,623,000 (a reduction of
$292,000) and $1,745,000 (a reduction of $194,000) for the fiscal years ended
September 30, 2009, 2008 and 2007, respectively.

The investment adviser has agreed that in the event the expenses of the fund
(with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the fund's Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

FEE WAIVER -- For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. From April 1, 2005 through
December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009. In addition, the investment adviser agreed to waive a portion of its management fees that it was otherwise entitled to receive under the Agreements for AHIM and LTEX during those funds' 2004 fiscal years.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between each fund and the investment adviser relating to the funds' Class C and F shares will continue in effect until May
31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors/trustees who are not parties to the Administrative Agreement or interested persons (as defined in the
1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of the independent directors/trustees. The investment adviser has the right to terminate the

                       Tax-Exempt Income Funds -- Page 44

Administrative Agreement upon 60 days' written notice to the relevant fund. The
Administrative Agreement automatically terminates in the event of its assignment
(as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the funds' Class
C and F shares. The investment adviser may contract with third parties, including American Funds Service Company/(R)/, the funds' Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class for administrative services provided to these share classes.
Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the funds' applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between each fund and American Funds Service
Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

                       Tax-Exempt Income Funds -- Page 45

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

------------------------------------------------------------------------------------
                                                              ADMINISTRATIVE
                                                                     SERVICES FEE
                 TEBF                            CLASS C               $X,XXX
                                                CLASS F-1               X,XXX
                                                CLASS F-2               X,XXX
                                                CLASS R-5               X,XXX
------------------------------------------------------------------------------------
                 AHIM                            CLASS C                X,XXX
                                                CLASS F-1               X,XXX
                                                CLASS F-2               X,XXX
                                                CLASS R-5               X,XXX
------------------------------------------------------------------------------------
                 LTEX                            CLASS C                X,XXX
                                                CLASS F-1               X,XXX
                                                CLASS F-2               X,XXX
                                                CLASS R-5               X,XXX
------------------------------------------------------------------------------------
                 TEFCA                           CLASS C                X,XXX
                                                CLASS F-1               X,XXX
                                                CLASS F-2               X,XXX
                                                CLASS R-5               X,XXX
------------------------------------------------------------------------------------
                 STEX                           CLASS R-5               X,XXX
------------------------------------------------------------------------------------

STEX discontinued sales of Class R-5 shares on June 15, 2009. STEX did not offer
Class C or F shares in the 2009 fiscal year and is not currently offering Class
C shares.

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the funds'
shares, as follows:

     .    For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

     .    For Class B shares sold prior to April 21, 2009, the Principal
          Underwriter sold its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund,

                       Tax-Exempt Income Funds -- Page 46

          as well as any contingent deferred sales charges, to a third party.
          The Principal Underwriter compensated investment dealers for sales of
          Class B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the funds reimburse the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B shares prior to
April 21, 2009. The funds also reimburse the Principal Underwriter for service fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                  COMMISSIONS,              ALLOWANCE OR
                                                                    REVENUE                 COMPENSATION
                                                                OR FEES RETAINED             TO DEALERS

                                               FISCAL YEAR
----------------------------------------------------------------------------------------------------------------

                   CLASS A
                                                  2009             TEBF  $   xx,xxx          TEBF       xx,xxx
                                                                   AHIM      xx,xxx          AHIM       xx,xxx
                                                                   LTEX      xx,xxx          LTEX       xx,xxx
                                                                  TEFCA      xx,xxx         TEFCA       xx,xxx
                                                  2008             TEBF  $2,871,000          TEBF   10,880,000
                                                                   AHIM     835,000          AHIM    3,170,000
                                                                   LTEX     276,000          LTEX    1,090,000
                                                                  TEFCA     575,000         TEFCA    2,197,000

                                                  2007             TEBF   2,726,000          TEBF   10,548,000
                                                                   AHIM   1,237,000          AHIM    4,779,000
                                                                   LTEX     186,000          LTEX      750,000
                                                                  TEFCA     695,000         TEFCA    2,667,000
----------------------------------------------------------------------------------------------------------------
                 CLASS B/1/
                                                  2009             TEBF      xx,xxx          TEBF       xx,xxx
                                                                   AHIM      xx,xxx          AHIM       xx,xxx
                                                                   LTEX      xx,xxx          LTEX       xx,xxx
                                                                  TEFCA      xx,xxx         TEFCA       xx,xxx
                                                  2008             TEBF      33,000          TEBF      278,000
                                                                   AHIM      17,000          AHIM      107,000
                                                                   LTEX       1,000          LTEX        1,000
                                                                  TEFCA      12,000         TEFCA       75,000
                                                  2007             TEBF      44,000          TEBF      298,000
                                                                   AHIM      31,000          AHIM      234,000
                                                                   LTEX       3,000          LTEX        6,000
                                                                  TEFCA      11,000         TEFCA       70,000
----------------------------------------------------------------------------------------------------------------
                 CLASS C/1/                       2009             TEBF      xx,xxx          TEBF       xx,xxx
                                                                   AHIM      xx,xxx          AHIM       xx,xxx
                                                                   LTEX      xx,xxx          LTEX       xx,xxx
                                                                  TEFCA      xx,xxx         TEFCA       xx,xxx
                                                  2008             TEBF          --          TEBF      939,000
                                                                   AHIM          --          AHIM      314,000
                                                                   LTEX      18,000          LTEX           --
                                                                  TEFCA      56,000         TEFCA      255,000
                                                  2007             TEBF          --          TEBF      791,000
                                                                   AHIM          --          AHIM      348,000
                                                                   LTEX      33,000          LTEX       13,000
                                                                  TEFCA          --         TEFCA      337,000
----------------------------------------------------------------------------------------------------------------
                  CLASS F-1
                                                  2009             TEBF      xx,xxx          TEBF       xx,xxx
                                                                   AHIM      xx,xxx          AHIM       xx,xxx
                                                                   LTEX      xx,xxx          LTEX       xx,xxx
                                                                  TEFCA      xx,xxx         TEFCA       xx,xxx
                                                  2008             TEBF          --          TEBF      939,000
                                                                   AHIM          --          AHIM      314,000
                                                                   LTEX      18,000          LTEX           --
                                                                  TEFCA      56,000         TEFCA      255,000
                                                  2007             TEBF          --          TEBF      791,000
                                                                   AHIM          --          AHIM      348,000
                                                                   LTEX      33,000          LTEX       13,000
                                                                  TEFCA          --         TEFCA      337,000
----------------------------------------------------------------------------------------------------------------
                  CLASS F-2
                                                  2009             TEBF      xx,xxx          TEBF       xx,xxx
                                                                   AHIM      xx,xxx          AHIM       xx,xxx
                                                                   LTEX      xx,xxx          LTEX       xx,xxx
                                                                  TEFCA      xx,xxx         TEFCA       xx,xxx
                                                  2008             TEBF          --          TEBF      939,000
                                                                   AHIM          --          AHIM      314,000
                                                                   LTEX      18,000          LTEX           --
                                                                  TEFCA      56,000         TEFCA      255,000
                                                  2007             TEBF          --          TEBF      791,000
                                                                   AHIM          --          AHIM      348,000
                                                                   LTEX      33,000          LTEX       13,000
                                                                  TEFCA          --         TEFCA      337,000
----------------------------------------------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 47

[This page is intentionally left blank for this filing.]

                       Tax-Exempt Income Funds -- Page 48

1 STEX does not currently offer Class B and C shares.

STEX was a money market fund during its 2009, 2008 and 2007 fiscal years and, therefore, the Principal Underwriter did not have commissions to disclose.

Plans of distribution -- Each of the funds has adopted plans of distribution
(the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the funds to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided each fund's board of directors/trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of each fund. As none of the funds has adopted a Plan for Class F-2, no 12b-1 fees are paid from Class F-2 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A -- For Class A shares, up to 0.25% of TEBF's, AHIM's, LTEX's and
     TEFCA's average daily net assets and 0.15% of STEX's average daily net assets attributable to such shares are reimbursed to the Principal
     Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. TEBF and TEFCA may annually expend up to
     0.25% , AHIM and LTEX may annually expend up to 0.30% and STEX may annually expend up to 0.15% for Class A shares under the applicable Plan.

                       Tax-Exempt Income Funds -- Page 49

     Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases
     (which are described in further detail under the "Sales Charges" section of this statement of additional information document) in excess of the Class A
     Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of the funds' most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $XX,XXX or X.XX% of Class A net assets for TEBF,$XX,XXX or
     X.XX% of Class A net assets for LTEX and $XX,XXX or X.XX% of Class A net assets for TEFCA.

     CLASS B -- The Plans for Class B shares provide for payments to the
     Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses and
     0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     CLASS C -- The Plans for Class C shares provide for payments to the
     Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses and
     0.75% for distribution-related expenses.

     CLASS F-1 -- The Plans for Class F-1 shares provide for payments to the
     Principal Underwriter of up to 0.25% of each fund's average daily net assets attributable to such shares for paying service-related expenses. The funds may annually expend up to 0.50% for Class F-1 shares under the applicable Plan with the approval of the board of directors/ trustees.

During the 2009 fiscal year, 12b-1 expenses, accrued and paid, and if applicable unpaid, were:

                                                 12B-1 UNPAID LIABILITY

                        12B-1 EXPENSES                 OUTSTANDING
----------------------------------------------------------------------------

    CLASS A             TEBF      $x,xxx             TEBF       $x,xxx
                        AHIM       x,xxx             AHIM        x,xxx
                        LTEX       x,xxx             LTEX        x,xxx
                       TEFCA       x,xxx            TEFCA        x,xxx
                        STEX       x,xxx             STEX        x,xxx
----------------------------------------------------------------------------
    CLASS B             TEBF       x,xxx             TEBF        x,xxx
                        AHIM       x,xxx             AHIM        x,xxx
                        LTEX       x,xxx             LTEX        x,xxx
                       TEFCA       x,xxx            TEFCA        x,xxx

----------------------------------------------------------------------------
    CLASS C             TEBF       x,xxx             TEBF        x,xxx
                        AHIM       x,xxx             AHIM        x,xxx
                        LTEX       x,xxx             LTEX        x,xxx
                       TEFCA       x,xxx            TEFCA        x,xxx

----------------------------------------------------------------------------
   CLASS F-1            TEBF       x,xxx             TEBF        x,xxx
                        AHIM       x,xxx             AHIM        x,xxx
                        LTEX       x,xxx             LTEX        x,xxx
                       TEFCA       x,xxx            TEFCA        x,xxx

----------------------------------------------------------------------------

                       Tax-Exempt Income Funds -- Page 50

STEX did not offer Class B, C or F-1 shares during the 2009 fiscal year and is not currently offering Class B and C shares.

Approval of the Plans - As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full boards of directors/trustees and separately by a majority of the independent directors/trustees of the funds who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting
Agreement. In addition, the selection and nomination of independent directors/trustees of the funds are committed to the discretion of the independent directors/trustees during the existence of the Plans.

Potential benefits of the Plans to the funds include quality shareholder services, savings to the funds in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the boards of directors/ trustees and the Plans must be renewed annually by the boards of directors/trustees.

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation

                       Tax-Exempt Income Funds -- Page 51

              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC

                       Tax-Exempt Income Funds -- Page 52

              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
           Wells Fargo Investments, LLC

                       Tax-Exempt Income Funds -- Page 53

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The funds do not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the funds and other funds and accounts that it advises; however, not all such services will necessarily benefit the funds.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                       Tax-Exempt Income Funds -- Page 54

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the funds and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the funds incur any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                       Tax-Exempt Income Funds -- Page 55

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions.

THE TAX-EXEMPT BOND FUND OF AMERICA -- No brokerage commissions were paid on portfolio transactions for the 2007 fiscal years. Brokerage commissions of less than $1,000 were paid on portfolio transactions for the 2008 fiscal year.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND -- No brokerage commissions were paid on portfolio transactions for the 2008 and 2007 fiscal years.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA -- No brokerage commissions were paid on portfolio transactions for the 2008 and 2007 fiscal years.

THE TAX-EXEMPT FUND OF CALIFORNIA -- No brokerage commissions were paid on portfolio transactions for the 2008 and 2007 fiscal years.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND -- No brokerage commissions were paid on portfolio transactions for the 2008 and 2007 fiscal years.

                       Tax-Exempt Income Funds -- Page 56

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' board of directors/trustees and compliance will be periodically assessed by the board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The funds' custodian, outside counsel and auditors, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the funds, including officers of the funds and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the funds, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps

                       Tax-Exempt Income Funds -- Page 57

reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                       Tax-Exempt Income Funds -- Page 58

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the funds has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than American Funds Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below.
The funds follow standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, proprietary pricing models and an evaluation of the yield curve as of approximately 3 p.m. New York time. The funds' investment adviser performs certain checks on these prices prior to calculation of the funds' net asset value.

                       Tax-Exempt Income Funds -- Page 59

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the funds' shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the funds' board. Subject to board oversight, the funds' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the funds' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the funds might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                       Tax-Exempt Income Funds -- Page 60

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.

To avoid federal excise taxes, the Code requires each fund to distribute by
December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.

Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax based on opinions issued by bond counsel.
However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion.  In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen, dividends derived from this interest may be taxable to you, and you may need to file an amended tax return.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS -- By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends
     ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS -- Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.
     Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in each fund.

     A portion of the gain on municipal bonds purchased at market discount after
     April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

SHAREHOLDER TAXATION -- Distributions by each fund result in a reduction in the net asset value of each fund's shares. Investors should consider the tax implications of buying shares just prior to a

                       Tax-Exempt Income Funds -- Page 61

distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.

If a shareholder exchanges or otherwise disposes of shares of a fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.

Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

Exempt-interest dividends paid by each fund will be reported to both the IRS and shareholders of each fund. Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received. In addition, each fund is required to report all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders.

                       Tax-Exempt Income Funds -- Page 62

Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. In addition, back-up withholding may apply beginning in 2007 to exempt-interest dividends paid to non-exempt shareholders for whom a certified taxpayer identification number has not been received.
Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                       Tax-Exempt Income Funds -- Page 63

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

                       Tax-Exempt Income Funds -- Page 64

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the funds directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of a fund without the consent of a majority of the fund's board.

In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The funds and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .     Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts'

                       Tax-Exempt Income Funds -- Page 65

purchase orders for fund shares, such accounts are not required to meet the funds' minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information

                       Tax-Exempt Income Funds -- Page 66

     about how sales charges are handled for various scenarios. Class B and C shares are not currently offered by STEX.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                       Tax-Exempt Income Funds -- Page 67

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Tax-exempt funds in general should not serve as retirement plan investments.

     A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A, or C shares before January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and

                       Tax-Exempt Income Funds -- Page 68

          children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c)
          parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

                       Tax-Exempt Income Funds -- Page 69

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the funds' IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by each fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                       Tax-Exempt Income Funds -- Page 70

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the

                       Tax-Exempt Income Funds -- Page 71

     Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    CollegeAmerica/(R)/ accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class
          529-E accounts may only be aggregated with an eligible employer plan.
          For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

                       Tax-Exempt Income Funds -- Page 72

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .
          for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for

                       Tax-Exempt Income Funds -- Page 73

     calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B shares of The Tax-Exempt Bond Fund of America,
     American High-Income Municipal Bond Fund and The Tax-Exempt Fund of
     California if your combined American Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A shares at the
     $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C shares of The Tax-Exempt Bond Fund of America, American
     High-Income Municipal Bond Fund and The Tax-Exempt Fund of California if
     such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the funds' right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

                       Tax-Exempt Income Funds -- Page 74

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds Money Market Fund are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

                       Tax-Exempt Income Funds -- Page 75

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                       Tax-Exempt Income Funds -- Page 76

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same class at net asset value, subject to the following conditions:

(a)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(b)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(c)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                       Tax-Exempt Income Funds -- Page 77

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares
(up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its

                       Tax-Exempt Income Funds -- Page 78

affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) for American Funds Money Market Fund upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The funds' articles of incorporation or declarations of trust permit the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in each fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors/trustees of the funds may from time to time adopt.

While payment of redemptions normally will be in cash, the articles of incorporation for AHIM and TEBF and the declarations of trust for LTEX, TEFCA and STEX permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the funds' board of directors/trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless  you request them by contacting the Transfer Agent. STEX does not issue share certificates.

                       Tax-Exempt Income Funds -- Page 79

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
10017-2070, as Custodian. If a fund holds securities of issuers outside the
U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the
U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee by TEBF, AHIM, LTEX, TEFCA and STEX of $x,xxx, $x,xxx,
$x,xxx, $x,xxx and $x,xxx, respectively, for Class A shares, and $x,xxx, $x,xxx,
$x,xxx and $x,xxx, for TEBF, AHIM, LTEX and TEFCA, respectively, for Class B shares for the 2009 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the independent registered public accounting firm for TEBF, AHIM, LTEX and STEX. Deloitte & Touche LLP, 695
Town Center Drive, Costa Mesa, CA 92626, serves as the independent registered public accounting firm for TEFCA. Each firm provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual reports have been so included in reliance on the reports of PricewaterhouseCoopers LLP and Deloitte & Touche LLP,
independent registered public accounting firms, given on the authority of said firms as experts in accounting and auditing. The selection of the funds'
independent registered public accounting firm is reviewed and determined annually by the board of directors/trustees.

INDEPENDENT LEGAL COUNSEL -- Bingham McCutchen LLP, 355 S. Grand Avenue, Suite
4400, Los Angeles, CA 90071, serves as independent legal counsel ("counsel") for the funds and for independent directors/trustees in their capacities as such. A determination with respect to the independence of the funds' counsel will be made at least annually by the independent directors/ trustees of the funds, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- TEBF's and TEFCA's
fiscal year ends on August 31. AHIM's, LTEX's and STEX's fiscal year ends on
July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the

                       Tax-Exempt Income Funds -- Page 80

funds' investment portfolio or summary investment portfolio, financial statements and other information. TEBF's, AHIM's, LTEX's and STEX's annual financial statements are audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers LLP and TEFCA's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer
Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer
Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including each fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the funds or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                       Tax-Exempt Income Funds -- Page 81

THE TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $xx.xx
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $xx.xx

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $xx.xx
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $xx.xx

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                    $xx.xx
Maximum offering price per share
  (100/97.50 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                     $     xx.xx

THE TAX-EXEMPT FUND OF CALIFORNIA

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $xx.xx
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $xx.xx

                       Tax-Exempt Income Funds -- Page 82

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JULY 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $xx.xx
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $xx.xx

OTHER INFORMATION -- The funds reserve the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the reports of independent registered public accounting firms contained in the annual reports, are included in this statement of additional information. The following information is not included in the annual report:

                       Tax-Exempt Income Funds -- Page 83

FUND NUMBERS -- Here are the fund numbers for use with our automated phone line,
American FundsLine/(R)/, or when making share transactions:

                                         FUND NUMBERS
                        ------------------------------------------------------------
FUND                    CLASS A  CLASS B  CLASS C  CLASS F-1  CLASS F-2   CLASS R-5
------------------------------------------------------------------------------------

STOCK AND STOCK/BOND
FUNDS
AMCAP Fund/(R)/ . . .      02      202      302       402        602        2502
American Balanced
Fund/(R)/ . . . . . .      11      211      311       411        611        2511
American Mutual
Fund/(R)/ . . . . . .      03      203      303       403        603        2503
Capital Income
Builder/(R)/  . . . .      12      212      312       412        612        2512
Capital World Growth
and Income Fund/SM/ .      33      233      333       433        633        2533
EuroPacific Growth
Fund/(R)/ . . . . . .      16      216      316       416        616        2516
Fundamental
Investors/SM/ . . . .      10      210      310       410        610        2510
The Growth Fund of
America/SM/ . . . . .      05      205      305       405        605        2505
The Income Fund of
America/(R)/. . . . .      06      206      306       406        606        2506
International Growth
and Income Fund/SM/ .      34      234      334       434        634        2534
The Investment Company
of America/(R)/ . . .      04      204      304       404        604        2504
The New Economy
Fund/(R)/ . . . . . .      14      214      314       414        614        2514
New Perspective
Fund/(R)/ . . . . . .      07      207      307       407        607        2507
New World Fund/(R)/ .      36      236      336       436        636        2536
SMALLCAP World
Fund/(R)/ . . . . . .      35      235      335       435        635        2535
Washington Mutual
Investors Fund/SM/  .      01      201      301       401        601        2501
BOND FUNDS
American Funds
Short-Term Tax-Exempt
Bond Fund/SM/ . . . .     039      N/A      N/A       439        639         N/A
American High-Income
Municipal Bond
Fund/(R)/ . . . . . .      40      240      340       440        640         N/A
American High-Income
Trust/SM/ . . . . . .      21      221      321       421        621        2521
The Bond Fund of
America/SM/ . . . . .      08      208      308       408        608        2508
Capital World Bond
Fund/(R)/ . . . . . .      31      231      331       431        631        2531
Intermediate Bond Fund
of America/(R)/ . . .      23      223      323       423        623        2523
Limited Term
Tax-Exempt Bond Fund
of America/SM/  . . .      43      243      343       443        643         N/A
Short-Term Bond Fund
of America/SM/. . . .      48      248      348       448        648        2548
The Tax-Exempt Bond
Fund of America/(R)/       19      219      319       419        619         N/A
The Tax-Exempt Fund of
California/(R)/*. . .      20      220      320       420        620         N/A
The Tax-Exempt Fund of
Maryland/(R)/*. . . .      24      224      324       424        624         N/A
The Tax-Exempt Fund of
Virginia/(R)/*. . . .      25      225      325       425        625         N/A
U.S. Government
Securities Fund/SM/ .      22      222      322       422        622        2522
MONEY MARKET FUNDS
American Funds Money
Market Fund/SM/ . . .     059      259      359       459        659        2559
___________
*Qualified for sale only in certain
jurisdictions.

                       Tax-Exempt Income Funds -- Page 84

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other
US municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                       Tax-Exempt Income Funds -- Page 85

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                       Tax-Exempt Income Funds -- Page 86

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

STANDARD & POOR'S
SHORT-TERM ISSUE CREDIT RATINGS

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

                       Tax-Exempt Income Funds -- Page 87

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                       Tax-Exempt Income Funds -- Page 88

..

The American Funds Tax-Exempt Series II

Part C
Other Information

Item 23.                      Exhibits for Registration Statement (1940 Act No. 811-04694 and 1933 Act No. 033-6180)

(a)
Declaration of Trust – Copy of Declaration of Trust; copy of Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value previously filed (see P/E Amendment No. 15 filed 10/29/97; No. 21 filed 3/9/01; and No. 23 filed 7/16/02); and Establishment and Designation of Additional Class of Shares of Beneficial Interest Without Par Value effective as of 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(b)	By-laws – By-laws as amended 6/2/09 – to be provided by amendment

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 15 filed 10/29/97; No. 19 filed 3/9/00; and No. 21 filed 3/9/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 6/1/04 - previously filed (see P/E Amendment No. 26 filed 11/1/04)

(e)
Underwriting Contracts – Form of Selling Group Agreements – previously filed (see P/E Amendment No. 23 filed 7/16/02); Form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 26 filed 11/1/04); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 28 filed 10/31/06); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 29 filed 10/31/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 29 filed 10/31/07); Form of Amended and Restated Principal Underwriting Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08); Form of Amendment to Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 31 filed 10/31/08); Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 31 filed 10/31/08); Form of Participation Agreement – previously filed (see P/E Amendment No. 31 filed 10/31/08); Form of Amendment to Participation Agreement effective 8/1/08 – previously filed (see P/E Amendment No. 31 filed 10/31/08); Form of Bank-Trust Participation Agreement – previously filed (see P/E Amendment No. 31 filed 10/31/08); and Form of Amendment to Bank-Trust Participation Agreement effective 8/1/08 – previously filed (see P/E Amendment No. 31 filed 10/31/08)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan as amended 1/1/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 29 filed 10/31/07)

(h-1)
Other Material Contracts – Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 26 filed 11/1/04); Form of Indemnification Agreement - previously filed (see P/E Amendment No. 26 filed 11/1/04); Form of Amendment to Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 29 filed 10/31/07); and Form of Amended and Restated Administrative Services Agreement dated 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(h-2)	Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – to be provided by amendment

(i)
Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 1 filed in 1986; P/E Amendment No. 19 filed 3/9/00; No. 21 filed 3/9/01; No. 23 filed 7/16/02; and No. 30 filed 7/1/08)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – to be provided by amendment

(k)	Omitted financial statements - none

(l)	Initial capital agreements - previously filed (see P/E Amendment No. 15 filed 10/29/97)

(m)
Rule 12b-1 Plan – Forms of Plans of Distribution - Class A, B, C and F – previously filed (see P/E Amendment No. 29 filed 10/31/07); and Form of Amendment to Plan of Distribution – Class F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan dated 6/16/08 – previously filed (see P/E Amendment No. 30 filed 7/1/08)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2009; and Code of Ethics for Registrant dated December 2005 – to be provided by amendment

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities.  However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended,  and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Money Market Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc. and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	William R. Yost	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, CA 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, CA 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 18th day of August, 2009.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By:  /s/ Paul G. Haaga, Jr.
(Paul G. Haaga, Jr., Vice Chairman of the Board)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on August 18, 2009, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Abner D. Goldstine	President and Trustee
(Abner D. Goldstine)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ M. Susan Gupton	Treasurer
(M. Susan Gupton)

(3)	Trustees:
	Richard G. Capen, Jr. *	Trustee
	H. Frederick Christie*	Trustee
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee
	/s/ Abner D. Goldstine	President and Trustee
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Trustee
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Trustee
	Laurel B. Mitchell*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee
	Steadman Upham*	Trustee
*By: /s/ Kimberly S. Verdick
(Kimberly S. Verdick, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Richard G. Capen
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ Steadman Upham
Steadman Upham, Board member